UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06292
                 ----------------------------------------------

                              UBS Investment Trust

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                        UBS Global Asset Management Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114

                     (Name and address of agent for service)

                                    Copy to:

                              Jack W. Murphy, Esq.

                                   Dechert LLP

                               1775 I Street, N.W.

                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  August 31

Date of reporting period:  February 28, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.


[UBS LOGO]

UBS U.S. Allocation Fund
Semiannual Report
February 28, 2006

UBS U.S. Allocation Fund


----------------------------------------

UBS U.S. ALLOCATION FUND

INVESTMENT GOAL:

Total return, consisting of long-term
capital appreciation and current income.

PORTFOLIO MANAGERS:
Portfolio Management Team, including
Brian D. Singer, CFA
UBS Global Asset Management
(Americas) Inc.

COMMENCEMENT:
Class A--May 10, 1993
Class B--January 30, 1996
Class C--July 22, 1992
Class Y--May 10, 1993

DIVIDEND PAYMENTS:
Annually, if any.

----------------------------------------

April 13, 2006

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS U.S. Allocation Fund (the "Fund") for the six months ended February 28, 2006.

PERFORMANCE

During the six-month period ended February 28, 2006, the Fund's Class A shares returned 5.35% before deducting the maximum sales charge (after deducting maximum sales charges, the return was -0.43%). During the same period, the U.S. Allocation Fund Index* (the "Index") returned 4.32%, while the S&P 500 Index returned 5.93%. (Returns for all share classes over various time periods are shown in "Performance at a Glance" on page 5; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)

An Interview with Lead Portfolio Manager Brian D. Singer

Q.   HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING
     PERIOD?

A. Over the past six months, the US economy continued to strengthen, although it was forced to absorb some rather significant blows during the late summer and early fall. Energy prices, which were high throughout the year, were exacerbated after Hurricanes Katrina and Rita hit the Gulf Coast, seriously impairing the country's oil refining capacity and causing an estimated $100 billion in damage. Shortly after Labor Day, oil broke $70 a barrel and gasoline topped an average of $3.00 per gallon nationwide.

     Beginning in October, however, economic data took a turn for the better. Unemployment--despite large numbers of dislocated workers in the wake of Katrina--continued to improve, finishing the period at 4.8%, down from 5.1%

  * An unmanaged index compiled by the advisor, constructed as follows: from July 22, 1992 (the Fund's inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch U.S. High Yield Cash Pay Index; and from June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch U.S. High Yield Cash Pay Constrained Index.

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

     in September 2005. Consumer confidence was particularly volatile during this period, but finished the year strong. Finally, GDP remained relatively solid throughout the period. Although final estimates put fourth quarter 2005 GDP growth at 1.7%--well behind the 4.1% growth rate during the third quarter of 2005--we believe that growth will pick up again in 2006.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. During the reporting period, the Fed continued its tightening campaign, raising the federal funds rate (the interest rate banks charge each other for overnight loans) 25 basis points on four separate occasions. After the period ended, the Fed--headed by its new Chairman Ben Bernanke--raised rates an additional 25 basis points to bring the federal funds rate to 4.75%. The market consensus seems to be that the Fed may be near the end of this current tightening cycle (the Fed has raised rates at 15 consecutive meetings since June 2004). While we can't be certain exactly when the Fed will pause or end its current policy, we believe it is unlikely that 2006 will be the year of uninterrupted rate increases that 2005 was.

Q.   HOW DID YOU ALLOCATE THE PORTFOLIO OVER THE REPORTING PERIOD?

A. As we mentioned before, in order to provide our shareholders with a better understanding of the factors that affected the Fund during the reporting period, we believe it is important to compare the Fund to a multi-asset portfolio, such as the U.S. Allocation Fund Index, when discussing performance and strategy decisions. With that in mind, from an asset class perspective, the most significant divergence from the Index's allocations was within cash equivalents. At the beginning of the reporting period, the Fund held more than 9% of net assets in cash and cash equivalents, primarily because we believed the US bond market to be overvalued. While we still believe this to be the case, we found bond yields and prices to be more in line with our fair value estimates and reduced our cash position to about 6% of net assets by period end. Overall, the Fund's fixed income weightings as of period end were an approximate 28% exposure to US investment grade bonds and about a 2% exposure to high-yield bonds, compared with a 30% and 5% exposure for the Index, respectively.

     Our equity position remained roughly in line with the Index's exposure. Our security selection within equities was the primary driver of the Fund's outperformance of the Index during the period. Security selection within high-yield bonds was also a positive for the Fund, although we held an underweight exposure to the sector, which we generally found to be unattractive from a valuation point of view.

--------------------------------------------------------------------------------
2

UBS U.S. Allocation Fund


Q.   WHAT PARTICULAR AREAS OF THE STOCK AND BOND MARKETS DID YOU FIND
     COMPELLING?

A. As always, our individual security selection process was driven by bottom-up analysis; we seek to allocate assets to what we believe are attractively valued securities representing risks we feel are most likely to be compensated. In terms of sector exposure, our largest weightings were financials, healthcare and software. National banks was an area of particular focus within financials, which produced mixed results during the period. Within healthcare, we believe some of the current market pressures are indicative of meaningful changes in large cap pharmaceutical company competitive dynamics. We believe the 2006 Medicare Prescription Drug Benefit Program rollout will create both significant price pressure and opportunity within that area of the healthcare industry. During the period, valuations of many large pharmaceutical companies improved, which in turn benefited the Fund's performance. Likewise, the medical services sector continued to post positive returns, and the Fund's overweight position there was a plus. On an individual holding level, one of the Fund's best performers during the period was a railroad stock, Burlington Northern Santa Fe.

     Some of the Fund's largest underweights were in the energy and materials sectors, both of which we found to be significantly overvalued. We believe current oil and commodity prices to both be unsustainably high, and as a result we underweighted the energy reserves sector and the entire materials industry, with the exception of construction and real property. Our underweight to energy was generally a positive, while our position in materials did not substantially impact performance during the period.

Q.   WHAT FACTORS DO YOU BELIEVE WILL AFFECT THE FUND OVER THE COMING MONTHS?

A. Economic signals are currently rather mixed. Economic growth appears to be slowing, given the fourth quarter 2005 GDP results. We expect a rebound in the first quarter of 2006, with consensus estimates at 3.2%. As we mentioned earlier, the Fed has signaled in its recent minutes that an end to the current tightening cycle may be pending, which would suggest expectations for a more modest economic growth rate going forward. We will continue to monitor inflation, which was an issue of some concern during the period. Although our analysis suggests that asset classes in general are not as "mispriced" as in some prior periods, we still believe it is prudent to maintain a reduced exposure to fixed income. We believe bottom-up security selection will remain the most significant determinant of the Fund's return relative to the Index for the balance of 2006.

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                                                                               3

UBS U.S. Allocation Fund


We thank you for your continued support and welcome any comments or questions you may have. For more information on the UBS family of funds,* including more current performance, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,


/s/ W. Douglas Beck, CFA

W. DOUGLAS BECK, CFA
PRESIDENT
UBS U.S. Allocation Fund
EXECUTIVE DIRECTOR
UBS Global Asset Management (Americas) Inc.


/s/ Brian D. Singer, CFA

BRIAN D. SINGER, CFA
LEAD PORTFOLIO MANAGER
UBS U.S. Allocation Fund
REGIONAL CHIEF INVESTMENT OFFICER
UBS Global Asset Management (Americas) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended February 28, 2006. The views and opinions in the letter were current as of April 13, 2006. They are not guarantees of performance or investment results, and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent or results. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------
4

UBS U.S. Allocation Fund

PERFORMANCE AT A GLANCE (UNAUDITED)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 2/28/06

                                           6 MONTHS  1 YEAR  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
                          Class A*           5.35%    9.44%   2.14%      9.09%
.................................................................................
Before Deducting Maximum  Class B**          4.90     8.53    1.35       8.60
Sales Charge              Class C***         4.94     8.63    1.39       8.28
.................................................................................
                          Class Y****        5.53     9.80    2.48       9.42
--------------------------------------------------------------------------------
                          Class A*          -0.43     3.43    0.99       8.48
.................................................................................
After Deducting Maximum   Class B**         -0.10     3.53    0.97       8.60
Sales Charge              Class C***         3.94     7.63    1.39       8.28
--------------------------------------------------------------------------------
S&P 500 Index*****                           5.93     8.40    2.36       8.92
.................................................................................
US Allocation Fund Index******               4.32     7.82    2.12       8.80
.................................................................................
Lipper Flexible Portfolio
 Funds median*******                         5.14     9.03    1.76       8.68
--------------------------------------------------------------------------------

For most recent quarter-end performance, please refer to the "Average Annual Total Return" table on page 6.

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.5%. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% IMPOSED ON REDEMPTIONS AND IS REDUCED TO 0% AFTER A MAXIMUM OF SIX YEARS. CLASS B SHARES BEAR ONGOING 12B-1 SERVICE AND DISTRIBUTION FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% IMPOSED ON REDEMPTIONS AND IS REDUCED TO 0% AFTER ONE YEAR. CLASS C SHARES BEAR ONGOING 12B-1 SERVICE AND DISTRIBUTION FEES. **** THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF ELIGIBLE INVESTORS, INCLUDING CERTAIN QUALIFYING RETIREMENT PLANS. CLASS Y SHARES DO NOT BEAR INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING 12B-1 SERVICE AND DISTRIBUTION FEES.

***** The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is not available for direct investment.

****** An unmanaged index compiled by the advisor, constructed as follows: from July 22, 1992 (the Fund's inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch U.S. High Yield Cash Pay Index and from June 1, 2005 until present: 65% Russell 3000 Index, 30% LehmanBrothers Aggregate Bond Index, 5% Merrill Lynch U.S. High Yield Cash Pay Constrained Index.

******* Lipper peer group data calculated by Lipper Inc; used with permission.
        The Lipper median is the return of the fund that places in the middle of a Lipper peer group.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE PERFORMANCE INFORMATION PROVIDED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RESULTS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE ON THE EX-DIVIDEND DATES. TOTAL RETURNS FOR THE PERIOD OF LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR MONTH-END PERFORMANCE FIGURES, PLEASE VISIT HTTP://WWW.UBS.COM.

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

PERFORMANCE AT A GLANCE (UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 3/31/06

                                           6 MONTHS   1 YEAR   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
                          Class A*           5.40%     10.80%    3.62%    9.06%
.................................................................................
Before Deducting Maximum  Class B**          5.00       9.92     2.81     8.57
Sales Charge              Class C***         5.03      10.01     2.85     8.25
.................................................................................
                          Class Y****        5.62      11.22     3.96     9.40
--------------------------------------------------------------------------------
                          Class A*          -0.39       4.71     2.45     8.44
.................................................................................
After Deducting Maximum   Class B**          0.00       4.92     2.45     8.57
Sales Charge              Class C***         4.03       9.01     2.85     8.25
--------------------------------------------------------------------------------

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.5%. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% IMPOSED ON REDEMPTIONS AND IS REDUCED TO 0% AFTER A MAXIMUM OF SIX YEARS. CLASS B SHARES BEAR ONGOING 12B-1 SERVICE AND DISTRIBUTION FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% IMPOSED ON REDEMPTIONS AND IS REDUCED TO 0% AFTER ONE YEAR. CLASS C SHARES BEAR ONGOING 12B-1 SERVICE AND DISTRIBUTION FEES.

**** THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF ELIGIBLE INVESTORS, INCLUDING CERTAIN QUALIFYING RETIREMENT PLANS. CLASS Y SHARES DO NOT BEAR INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING 12B-1 SERVICE AND DISTRIBUTION FEES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE PERFORMANCE INFORMATION PROVIDED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RESULTS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE ON THE EX-DIVIDEND DATES. TOTAL RETURNS FOR THE PERIOD OF LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE DATA QUOTED. FOR MONTH-END PERFORMANCE FIGURES, PLEASE VISIT HTTP://WWW.UBS.COM.

--------------------------------------------------------------------------------
6

UBS U.S. Allocation Fund


UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs:(1) transactional costs (as applicable), including sales charges (loads); and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund


                              Beginning           Ending         Expenses Paid
                            Account Value     Account Value      During Period*
                             September 1,      February 28,        09/01/05 to
                                 2005              2006             02/28/06
.................................................................................
Class A    Actual             $1,000.00         $1,053.50             $4.63
           .....................................................................
           Hypothetical
           (5% annual return
           before expenses)    1,000.00          1,020.28              4.56
--------------------------------------------------------------------------------
Class B    Actual              1,000.00          1,049.00              8.84
           .....................................................................
           Hypothetical
           (5% annual return
           before expenses)    1,000.00          1,016.17              8.70
--------------------------------------------------------------------------------
Class C    Actual              1,000.00          1,049.40              8.44
           .....................................................................
           Hypothetical
           (5% annual return
           before expenses)    1,000.00          1,016.56              8.30
--------------------------------------------------------------------------------
Class Y    Actual              1,000.00          1,055.30              2.80
           .....................................................................
           Hypothetical
           (5% annual return
           before expenses)    1,000.00          1,022.07              2.76
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratios: Class A:
  0.91%, Class B:1.74%, Class C: 1.66% and Class Y: 0.55%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
8

UBS U.S. Allocation Fund

PORTFOLIO STATISTICS (UNAUDITED)


CHARACTERISTICS           02/28/06                           08/31/05                           02/28/05
------------------------------------------------------------------------------------------------------------
Net Assets (bln)            $1.0                               $1.1                                $1.2
------------------------------------------------------------------------------------------------------------
Number of Securities         486                                484                                 499
------------------------------------------------------------------------------------------------------------

PORTFOLIO
COMPOSITION*              02/28/06                           08/31/05                           02/28/05
------------------------------------------------------------------------------------------------------------
Stocks                      64.8%                              64.0%                               69.7%
------------------------------------------------------------------------------------------------------------
Bonds                       29.6                               26.7                                29.0
------------------------------------------------------------------------------------------------------------
Cash Equivalents and
  Other Assets Less
  Liabilities                5.6                                9.3                                 1.3
------------------------------------------------------------------------------------------------------------
TOTAL                      100.0%                             100.0%                              100.0%
------------------------------------------------------------------------------------------------------------

TOP FIVE EQUITY
SECTORS*                  02/28/06                           08/31/05                           02/28/05
------------------------------------------------------------------------------------------------------------
Financials                  16.4%                              14.7%                               17.3%
------------------------------------------------------------------------------------------------------------
Health Care                 12.0                               12.7                                13.3
------------------------------------------------------------------------------------------------------------
Information Technology       9.9                                7.1                                 6.6
------------------------------------------------------------------------------------------------------------
Consumer Discretionary       8.1                                9.3                                10.6
------------------------------------------------------------------------------------------------------------
Industrials                  7.5                                6.9                                 7.6
------------------------------------------------------------------------------------------------------------
TOTAL                       53.9%                              50.7%                               55.4%
------------------------------------------------------------------------------------------------------------

TOP TEN EQUITY
SECURITIES*               02/28/06                           08/31/05                           02/28/05
------------------------------------------------------------------------------------------------------------
Citigroup                    2.6%     Citigroup                 2.5%      Citigroup                 3.1%
------------------------------------------------------------------------------------------------------------
Microsoft                    2.3      Johnson & Johnson         2.2       Johnson & Johnson         2.6
------------------------------------------------------------------------------------------------------------
Wyeth                        2.1      Microsoft                 2.1       Exxon Mobil               2.2
------------------------------------------------------------------------------------------------------------
Morgan Stanley               2.0      Sprint Nextel             2.1       Nextel Communications     2.1
------------------------------------------------------------------------------------------------------------
Wells Fargo                  1.8      Wells Fargo               1.8       Wells Fargo               2.1
------------------------------------------------------------------------------------------------------------
Sprint Nextel                1.8      UnitedHealth Group        1.8       Morgan Stanley            2.0
------------------------------------------------------------------------------------------------------------
Exelon                       1.7      Exelon                    1.6       UnitedHealth Group        1.8
------------------------------------------------------------------------------------------------------------
American
  International Group        1.5      Morgan Stanley            1.6       Allergan                  1.7
------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase            1.5      Allergan                  1.4       Microsoft                 1.7
------------------------------------------------------------------------------------------------------------
UnitedHealth Group           1.5      J.P. Morgan Chase         1.3       Burlington Northern       1.6
                                                                            Santa Fe
------------------------------------------------------------------------------------------------------------
TOTAL                       18.8%     TOTAL                    18.4%      TOTAL                    20.9%
------------------------------------------------------------------------------------------------------------


* Weightings represent percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

PORTFOLIO STATISTICS (UNAUDITED) (CONCLUDED)

FIXED INCOME
SECTOR ALLOCATION*        02/28/06                           08/31/05                           02/28/05
-----------------------------------------------------------------------------------------------------------
Mortgage & Agency                     Mortgage & Agency                   Mortgage & Agency
  Debt Securities           13.2%       Debt Securities        11.7%        Debt Securities        12.2%
-----------------------------------------------------------------------------------------------------------
Corporate Bonds              7.0      Corporate Bonds           5.9       Corporate Bonds           7.3
-----------------------------------------------------------------------------------------------------------
U.S. Government                       U.S. Government                     U.S. Government
  Obligations                5.8        Obligations             4.6         Obligations             4.6
-----------------------------------------------------------------------------------------------------------
Commercial Mortgage                   Commercial Mortgage                 Commercial Mortgage
  -Backed Securities         2.1        -Backed Securities      2.4         -Backed Securities      2.9
-----------------------------------------------------------------------------------------------------------
Asset-Backed Securities      1.5      Asset-Backed Securities   1.7       Asset-Backed Securities   1.9
-----------------------------------------------------------------------------------------------------------
International Government              Municipal Bonds                     International Government
  Obligations                0.0+       and Notes               0.3         Obligations             0.1
-----------------------------------------------------------------------------------------------------------
Municipal Bonds                       International Government            Municipal Bonds
  and Notes                   --         Obligations             0.1         and Notes               --
-----------------------------------------------------------------------------------------------------------
TOTAL                       29.6%     TOTAL                    26.7%      TOTAL                    29.0%
-----------------------------------------------------------------------------------------------------------

TOP TEN FIXED
INCOME SECURITIES*        02/28/06                           08/31/05                           02/28/05
-----------------------------------------------------------------------------------------------------------
FNMA                                  U.S. Treasury                       U.S. Treasury
  Certificates, 5.000%,                 Notes, 3.625%                       Notes, 4.000%
  maturity to be assigned    1.8%       due 04/30/07            1.3%        due 02/15/14            1.1%
-----------------------------------------------------------------------------------------------------------
                                      U.S. Treasury
U.S. Treasury                           Inflation Index                   U.S. Treasury
  Bonds, 8.750%                         Notes, 2.000%                       Notes, 2.875%
  due 05/15/17               1.4        due 01/15/14            1.2         due 11/30/06            1.0
-----------------------------------------------------------------------------------------------------------
U.S. Treasury                         FNMA                                GNMA
  Bonds, 8.500%                         Certificates, 5.500%                Certificates II, 6.000%
  due 02/15/20               1.0        due 11/01/17            0.9         due 02/20/34            0.9
-----------------------------------------------------------------------------------------------------------
U.S. Treasury                         FHLMC                               U.S. Treasury
  Notes, 3.875%                         Certificates, 5.000%                Notes, 2.500%
  due 02/15/13               0.9        due 01/30/14            0.8         due 10/31/06            0.9
-----------------------------------------------------------------------------------------------------------
FNMA                                  FNMA REMIC,                         FNMA REMIC,
  Certificates, 5.500%                  6.000%                              6.000%
  due 11/01/17               0.8        due 01/25/32            0.8         due 01/25/32            0.9
-----------------------------------------------------------------------------------------------------------
FNMA REMIC,                           U.S. Treasury                       FNMA
  6.000%                                Bonds, 8.750%                       Certificates, 5.500%
  due 01/25/32               0.7        due 05/15/17            0.8         due 11/01/17            0.9
-----------------------------------------------------------------------------------------------------------
U.S. Treasury                         FNMA                                U.S. Treasury
  Notes, 3.875%                         Certificates, 5.500%                Bonds, 8.750%
  due 05/15/09               0.6        due 09/01/17            0.6         due 05/15/17            0.7
-----------------------------------------------------------------------------------------------------------
FNMA                                  FNMA                                FHLMC
  Certificates, 4.625%                  Certificates, 6.500%                Certificates, 3.500%
  due 06/01/10               0.6        due 08/01/29            0.6         due 04/01/08            0.7
-----------------------------------------------------------------------------------------------------------
FNMA                                  FNMA REMIC,                         FHLMC
  Certificates, 5.500%                  4.544%                              Certificates, 5.000%
  due 09/01/17               0.6        due 01/25/43            0.6         due 01/30/14            0.7
-----------------------------------------------------------------------------------------------------------
FNMA                                  FNMA                                FNMA
  Certificates, 6.500%                  Certificates, 4.625%                Certificates, 6.500%
  due 08/01/29               0.6        due 06/01/10            0.6         due 08/01/29            0.7
-----------------------------------------------------------------------------------------------------------
TOTAL                        9.0%     TOTAL                     8.2%      TOTAL                     8.5%
-----------------------------------------------------------------------------------------------------------

* Weightings represent percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

+ Weighting represents less than 0.05% of the Fund's net assets as of the date indicated.

--------------------------------------------------------------------------------
10

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)
COMMON STOCKS - 64.76%


                                                      NUMBER OF
SECURITY DESCRIPTION                                    SHARES          VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.93%

Esterline Technologies Corp. (1)*                        21,900      $   911,916
.................................................................................
Lockheed Martin Corp. (1)                               131,600        9,589,692
.................................................................................
Northrop Grumman Corp.                                  118,000        7,615,080
.................................................................................
Triumph Group, Inc.*                                     23,508          983,810
.................................................................................
                                                                      19,100,498
.................................................................................
AIR FREIGHT & COURIERS - 0.97%

FedEx Corp.                                              90,100        9,662,324
.................................................................................
AIRLINES - 0.08%

AMR Corp. (1)*                                           17,700          444,270
.................................................................................
Pinnacle Airlines Corp. (1)*                             46,700          352,585
.................................................................................
                                                                         796,855
.................................................................................
AUTO COMPONENTS - 1.39%

American Axle & Manufacturing Holdings, Inc. (1)         22,800          369,816
.................................................................................
BorgWarner, Inc.                                         63,500        3,541,395
.................................................................................
Johnson Controls, Inc.                                  137,900        9,828,133
.................................................................................
                                                                      13,739,344
.................................................................................
AUTOMOBILES - 0.60%

Harley-Davidson, Inc. (1)                               103,500        5,434,785
.................................................................................
Winnebago Industries, Inc. (1)                           15,600          501,072
.................................................................................
                                                                       5,935,857
.................................................................................
BANKS - 5.56%

Accredited Home Lenders Holding Co. (1)*                  7,500          399,825
.................................................................................
Boston Private Financial Holdings, Inc. (1)              25,000          765,250
.................................................................................
Colonial BancGroup, Inc.                                 32,200          808,542
.................................................................................
Cullen/Frost Bankers, Inc.                                9,200          507,104
.................................................................................
Fifth Third Bancorp                                     285,938       11,051,504
.................................................................................
Mellon Financial Corp.                                  359,000       12,956,310
.................................................................................
Ocwen Financial Corp. (1)*                               58,900          578,398
.................................................................................
Placer Sierra Bancshares                                 22,700          596,556
.................................................................................
PNC Financial Services Group                            124,700        8,772,645
.................................................................................
South Financial Group, Inc.                              22,300          586,713
.................................................................................
Wells Fargo & Co.                                       282,500       18,136,500
.................................................................................
                                                                      55,159,347
.................................................................................
BEVERAGES - 0.42%

Anheuser-Busch Cos., Inc.                               100,400        4,170,616
.................................................................................
BIOTECHNOLOGY - 1.10%

Connetics Corp. (1)*                                     27,900          443,052
.................................................................................
Digene Corp. (1)*                                         7,000          290,220
.................................................................................
Genzyme Corp.*                                          134,000        9,291,560
.................................................................................
Keryx Biopharmaceuticals, Inc.*                          18,000          307,080
.................................................................................
Seattle Genetics, Inc.*                                  43,800          231,264
.................................................................................
Telik, Inc.*                                             17,100          378,252
.................................................................................
                                                                      10,941,428
.................................................................................
BUILDING PRODUCTS - 1.31%

American Woodmark Corp.                                  15,300          520,200
.................................................................................
Masco Corp. (1)                                         384,600       11,995,674
.................................................................................
Trex Co., Inc. (1)*                                      18,200          473,018
.................................................................................
                                                                      12,988,892
.................................................................................
CHEMICALS - 0.11%

Airgas, Inc.                                             18,000          655,020
.................................................................................
Lubrizol Corp.                                            9,600          415,296
.................................................................................
                                                                       1,070,316
.................................................................................
COMMERCIAL SERVICES & SUPPLIES - 0.69%

Bristow Group, Inc.*                                     17,600          525,536
.................................................................................
Cendant Corp.                                           252,500        4,196,550
.................................................................................
Coinstar, Inc. (1)*                                      33,300          859,140
.................................................................................
McGrath Rentcorp                                         31,200          858,624
.................................................................................
Universal Technical Institute, Inc.*                     11,500          354,315
.................................................................................
                                                                       6,794,165
.................................................................................
COMMUNICATIONS EQUIPMENT - 0.37%

Black Box Corp.                                           6,600          315,348
.................................................................................
Harris Corp.                                             34,200        1,562,256
.................................................................................
InPhonic, Inc. (1)*                                      40,500          227,610
.................................................................................
Plantronics, Inc.                                        28,700          991,872
.................................................................................
Tekelec*                                                 41,600          557,856
.................................................................................
                                                                       3,654,942
.................................................................................
COMPUTERS & PERIPHERALS - 0.69%

Dell, Inc.*                                             234,500        6,800,500
.................................................................................
CONTAINERS & PACKAGING - 0.03%

Caraustar Industries, Inc.*                              32,100          326,457
.................................................................................
--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

COMMON STOCKS - (CONTINUED)

                                                      NUMBER OF
SECURITY DESCRIPTION                                    SHARES          VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 7.87%
Apollo Investment Corp.                                  54,900      $ 1,031,571
.................................................................................
Citigroup, Inc.                                         563,286       26,119,572
Federal Home Loan Mortgage Corp.                        193,200       13,019,748
IndyMac Bancorp, Inc. (1)                                16,100          625,002
J.P. Morgan Chase & Co.                                 360,000       14,810,400
.................................................................................
Jackson Hewitt Tax Service, Inc.                         31,000          880,400
.................................................................................
Lazard Ltd., Class A                                     13,900          534,872
.................................................................................
Morgan Stanley (1)                                      338,450       20,191,927
.................................................................................
National Financial Partners Corp.                        13,900          818,015
.................................................................................
                                                                      78,031,507
.................................................................................
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.60%

AT&T, Inc.                                              284,900        7,860,391
.................................................................................
NeuStar, Inc., Class A*                                   9,900          285,120
.................................................................................
Sprint Nextel Corp.                                     735,094       17,664,309
.................................................................................
                                                                      25,809,820
.................................................................................
ELECTRIC UTILITIES - 2.72%

American Electric Power Co., Inc.                       143,200        5,226,800
.................................................................................
Exelon Corp. (1)                                        290,400       16,584,744
.................................................................................
Hawaiian Electric Industries, Inc. (1)                   21,000          561,330
.................................................................................
NGP Capital Resources Co.                                33,600          469,056
.................................................................................
Northeast Utilities                                      74,400        1,459,728
.................................................................................
Pepco Holdings, Inc. (1)                                112,000        2,662,240
.................................................................................
                                                                      26,963,898
.................................................................................
ELECTRICAL EQUIPMENT - 0.04%

Ultralife Batteries, Inc.*                               33,500          417,075
.................................................................................
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.24%

Methode Electronics, Inc.                                26,900          330,063
.................................................................................
Mettler-Toledo International, Inc.*                      62,200        3,766,832
.................................................................................
Newport Corp.*                                           42,100          746,854
.................................................................................
Park Electrochemical Corp.                               22,100          638,027
.................................................................................
Regal-Beloit Corp.                                       34,000        1,368,160
.................................................................................
Waters Corp.*                                           127,600        5,452,348
.................................................................................
                                                                      12,302,284
.................................................................................
ENERGY EQUIPMENT & SERVICES - 1.20%

Baker Hughes, Inc.                                       55,500      $ 3,772,335
.................................................................................
GlobalSantaFe Corp. (1)                                 123,400        6,828,956
.................................................................................
Oceaneering International, Inc.*                         23,400        1,290,276
.................................................................................
                                                                      11,891,567
.................................................................................
FOOD & DRUG RETAILING - 0.85%

Kroger Co.*                                             406,600        8,148,264
.................................................................................
Nash Finch Co.                                           10,422          323,082
.................................................................................
                                                                       8,471,346
.................................................................................
FOOD PRODUCTS - 0.02%

Hain Celestial Group, Inc.*                              10,500          245,070
.................................................................................
GAS UTILITIES - 1.01%

NiSource, Inc.                                          170,800        3,506,524
.................................................................................
Sempra Energy                                           135,900        6,501,456
.................................................................................
                                                                      10,007,980
.................................................................................
HEALTH CARE EQUIPMENT & SUPPLIES - 0.94%

Candela Corp.*                                           17,800          340,870
.................................................................................
Cooper Cos., Inc.                                        20,522        1,076,789
Medtronic, Inc.                                          73,500        3,965,325
Zimmer Holdings, Inc.*                                   57,000        3,943,260
.................................................................................
                                                                       9,326,244
.................................................................................
HEALTH CARE PROVIDERS & SERVICES - 3.34%

Caremark Rx, Inc.*                                      109,900        5,467,525
.................................................................................
HealthSouth Corp. (1)*                                  422,000        2,059,360
.................................................................................
LifePoint Hospitals, Inc. (1)*                           16,200          503,172
.................................................................................
Matria Healthcare, Inc.*                                  8,474          366,670
.................................................................................
Molina Healthcare, Inc.*                                 23,100          656,271
.................................................................................
Odyssey Healthcare, Inc.*                                14,100          265,362
.................................................................................
Option Care, Inc. (1)                                    30,600          429,012
.................................................................................
UnitedHealth Group, Inc.                                251,100       14,621,553
.................................................................................
WellPoint, Inc.*                                        114,600        8,800,134
.................................................................................
                                                                      33,169,059
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)
COMMON STOCKS - (CONTINUED)

                                                      NUMBER OF
SECURITY DESCRIPTION                                    SHARES          VALUE
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE - 1.53%
Carnival Corp. (1)                                      154,900      $ 8,000,585
.................................................................................
Expedia, Inc. (1)*                                      379,600        7,201,012
.................................................................................
                                                                      15,201,597
.................................................................................
HOUSEHOLD DURABLES - 0.26%

Lenox Group, Inc.*                                       30,200          403,472
.................................................................................
Ryland Group, Inc.                                        8,900          620,775
.................................................................................
Snap-On, Inc.                                             9,600          373,632
.................................................................................
Tempur-Pedic International, Inc. (1)*                    46,300          546,340
.................................................................................
Yankee Candle Co., Inc.                                  21,400          621,456
.................................................................................
                                                                       2,565,675
.................................................................................
INSURANCE - 2.80%

Allstate Corp.                                           92,200        5,050,716
.................................................................................
American International Group, Inc.                      226,600       15,037,176
.................................................................................
AmerUs Group Co.                                          8,100          488,025
.................................................................................
Hartford Financial Services Group, Inc.                  77,400        6,376,212
.................................................................................
Primus Guaranty, Ltd.*                                   62,700          783,750
.................................................................................
                                                                      27,735,879
.................................................................................
INTERNET SOFTWARE & SERVICES - 0.06%

iVillage, Inc. (1)*                                      27,300          222,495
.................................................................................
Tumbleweed Communications Corp.*                        120,500          339,810
.................................................................................
                                                                         562,305
.................................................................................
IT CONSULTING & SERVICES - 0.60%

Accenture Ltd., Class A                                 172,700        5,640,382
.................................................................................
BearingPoint, Inc. (1)*                                  33,700          300,267
.................................................................................
                                                                       5,940,649
.................................................................................
LEISURE EQUIPMENT & PRODUCTS - 0.07%

Nautilus, Inc. (1)                                       45,200          743,540
.................................................................................
MACHINERY - 1.23%

Dionex Corp.*                                             4,700          257,889
.................................................................................
Gardner Denver, Inc.*                                     6,200          380,432
.................................................................................
Illinois Tool Works, Inc. (1)                           134,100       11,511,144
.................................................................................
                                                                      12,149,465
.................................................................................
MEDIA - 2.80%

ADVO, Inc.                                               16,200          520,830
.................................................................................
Clear Channel Communications, Inc.                       60,000        1,698,000
.................................................................................
DIRECTV Group, Inc.*                                    410,600        6,471,056
.................................................................................
Omnicom Group, Inc.                                     150,900       12,044,838
.................................................................................
R.H. Donnelley Corp. (1)*                                55,385        3,378,485
.................................................................................
Radio One, Inc., Class D*                                26,100          217,674
.................................................................................
Saga Communications, Inc., Class A*                      26,900          254,743
.................................................................................
Sinclair Broadcast Group, Inc., Class A                  30,600          220,014
.................................................................................
Univision Communications, Inc., Class A (1)*             88,900        2,973,705
.................................................................................
                                                                      27,779,345
.................................................................................
MULTI-LINE RETAIL - 2.09%

Costco Wholesale Corp.                                  264,500       13,563,560
.................................................................................
Kohl's Corp.*                                           149,400        7,187,634
.................................................................................
                                                                      20,751,194
.................................................................................
OIL & GAS - 1.80%

Cimarex Energy Co. (1)*                                  17,300          738,018
.................................................................................
Equitable Resources, Inc.                                24,400          887,184
.................................................................................
EXCO Resources, Inc.*                                    18,900          241,920
.................................................................................
Exxon Mobil Corp.                                        94,300        5,598,591
.................................................................................
Marathon Oil Corp.                                      147,500       10,413,500
.................................................................................
                                                                      17,879,213
.................................................................................
PERSONAL PRODUCTS - 0.11%

Chattem, Inc.*                                           13,200          514,668
.................................................................................
Nu Skin Enterprises, Inc.                                31,800          574,944
.................................................................................
                                                                       1,089,612
.................................................................................
PHARMACEUTICALS - 6.57%

Alkermes, Inc.*                                          10,400          264,264
.................................................................................
Allergan, Inc. (1)                                      123,000       13,315,980
.................................................................................
Bristol-Myers Squibb Co.                                180,100        4,160,310
.................................................................................
Cephalon, Inc. (1)*                                      68,600        5,452,328
.................................................................................
DOV Pharmaceutical, Inc. (1)*                            13,400          257,950
.................................................................................
Johnson & Johnson (1)                                   222,364       12,819,284
.................................................................................
K-V Pharmaceutical Co., Class A (1)*                      9,000          206,730
.................................................................................

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)
COMMON STOCKS - (CONCLUDED)

                                                      NUMBER OF
SECURITY DESCRIPTION                                    SHARES          VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS - (CONTINUED)

Medco Health Solutions, Inc.*                           138,000      $ 7,689,360
.................................................................................
Wyeth                                                   421,600       20,995,680
.................................................................................
                                                                      65,161,886
.................................................................................
REAL ESTATE - 0.21%

Kilroy Realty Corp.                                       5,500          411,510
.................................................................................
LaSalle Hotel Properties                                 16,600          663,170
.................................................................................
Parkway Properties, Inc.                                  6,700          295,068
.................................................................................
Taberna Realty Finance Trust (4)||                       11,410          123,228
.................................................................................
Thornburg Mortgage, Inc. (1)                             23,400          607,698
.................................................................................
                                                                       2,100,674
.................................................................................
ROAD & RAIL - 1.27%

Burlington Northern Santa Fe Corp. (1)                  150,600       11,843,184
.................................................................................
Genesee & Wyoming, Inc., Class A*                         1,100           50,325
.................................................................................
Landstar System, Inc.                                     1,100           51,249
.................................................................................
YRC Worldwide, Inc.*                                     13,100          626,704
.................................................................................
                                                                      12,571,462
.................................................................................
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.66%

Analog Devices, Inc.                                    156,300        5,961,282
.................................................................................
Intel Corp.                                             328,300        6,762,980
.................................................................................
Xilinx, Inc. (1)                                        135,500        3,696,440
.................................................................................
                                                                      16,420,702
.................................................................................
SOFTWARE - 4.50%

Mercury Interactive Corp.*                              133,800        4,749,900
.................................................................................
Microsoft Corp.                                         856,400       23,037,160
.................................................................................
Oracle Corp.*                                           839,600       10,427,832
.................................................................................
Reynolds & Reynolds Co., Class A                         17,600          487,520
.................................................................................
Symantec Corp.*                                         350,973        5,927,934
.................................................................................
                                                                      44,630,346
.................................................................................
SPECIALTY RETAIL - 0.12%

Movado Group, Inc.                                       26,756          583,281
.................................................................................
Movie Gallery, Inc. (1)                                  16,100           51,359
.................................................................................
PETCO Animal Supplies, Inc.*                             29,300          570,178
.................................................................................
                                                                       1,204,818
.................................................................................
Total Common Stocks
  (cost - $558,302,943)                                              642,265,753
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 5.77%
------------------------------------------------------------------------------------------------------------------------------------
    $10,545    U.S. Treasury Bonds (1)                                           05/15/17           8.750%        $14,273,237
.....................................................................................................................................
      6,895    U.S. Treasury Bonds                                               02/15/20           8.500            9,547,424
.....................................................................................................................................
      1,745    U.S. Treasury Bonds                                               05/15/30           6.250            2,149,554
.....................................................................................................................................
      3,851    U.S. Treasury Inflation Index Notes                               01/15/14           2.000            3,853,249
.....................................................................................................................................
      3,691    U.S. Treasury Inflation Index Notes                               07/15/14           2.000            3,696,005
.....................................................................................................................................
      2,515    U.S. Treasury Notes                                               08/31/06           2.375            2,485,821
.....................................................................................................................................
      1,605    U.S. Treasury Notes                                               04/30/07           3.625            1,585,251
.....................................................................................................................................
        520    U.S. Treasury Notes                                               09/30/07           4.000              514,394
.....................................................................................................................................
      6,555    U.S. Treasury Notes                                               05/15/09           3.875            6,403,416
.....................................................................................................................................
        955    U.S. Treasury Notes                                               10/15/10           4.250              940,190
.....................................................................................................................................
      8,845    U.S. Treasury Notes (1)                                           02/15/13           3.875            8,459,066
.....................................................................................................................................
      3,480    U.S. Treasury Notes                                               05/15/15           4.125            3,359,425
.....................................................................................................................................
Total U.S. Government Obligations (cost - $57,652,542)                                                              57,267,032
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE & AGENCY DEBT SECURITIES - 13.23%
------------------------------------------------------------------------------------------------------------------------------------
      2,950    Adjustable Rate Mortgage Trust, Series 2006-1, Class 5A1          03/25/36           6.121            2,978,205
.....................................................................................................................................
      1,688    Countrywide Alternative Loan Trust,
                 Series 2005-J2, Class 2A1                                       04/25/35           7.500            1,702,528
.....................................................................................................................................
      3,193    Countrywide Home Loans, Series 2006-HYB1, Class 1A1               03/20/36           5.424++          3,181,143
.....................................................................................................................................
      2,465    Credit Suisse First Boston Mortgage Securities Corp.,
                 Series 2005-11, Class 1A1                                       12/25/35           6.500            2,488,806
.....................................................................................................................................
      3,040    Federal Home Loan Mortgage Corporation Certificates               08/17/07           4.000            3,000,468
.....................................................................................................................................
      3,875    Federal Home Loan Mortgage Corporation Certificates               01/12/09           3.875            3,764,853
.....................................................................................................................................
         24    Federal Home Loan Mortgage Corporation Certificates               09/01/17           5.500               23,685
.....................................................................................................................................
         35    Federal Home Loan Mortgage Corporation Certificates               12/01/17           6.000               35,896
.....................................................................................................................................
         40    Federal Home Loan Mortgage Corporation Certificates               01/01/18           5.500               40,454
.....................................................................................................................................
         34    Federal Home Loan Mortgage Corporation Certificates               04/01/18           5.500               34,482
.....................................................................................................................................
      1,807    Federal Home Loan Mortgage Corporation Certificates               08/01/28           6.500            1,856,830
.....................................................................................................................................
         25    Federal Home Loan Mortgage Corporation Certificates               02/01/29           6.500               25,450
.....................................................................................................................................
         24    Federal Home Loan Mortgage Corporation Certificates               04/01/29           6.500               25,104
.....................................................................................................................................
         11    Federal Home Loan Mortgage Corporation Certificates               10/01/29           6.000               11,118
.....................................................................................................................................

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE & AGENCY DEBT SECURITIES - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
         $8    Federal Home Loan Mortgage Corporation Certificates               03/01/32          6.000%               $8,194
------------------------------------------------------------------------------------------------------------------------------------
         57    Federal Home Loan Mortgage Corporation Certificates               11/01/32          6.500                58,207
.....................................................................................................................................
      2,546    Federal Home Loan Mortgage Corporation Certificates               12/01/34          4.500             2,403,293
.....................................................................................................................................
      2,890    Federal National Mortgage Association Certificates                09/15/09          6.625             3,046,439
.....................................................................................................................................
      6,420    Federal National Mortgage Association Certificates                06/01/10          4.625             6,310,013
.....................................................................................................................................
      2,930    Federal National Mortgage Association Certificates                02/01/11          6.250             3,062,002
.....................................................................................................................................
      2,379    Federal National Mortgage Association Certificates                02/01/14          6.000             2,425,653
.....................................................................................................................................
         81    Federal National Mortgage Association Certificates                03/01/17          6.500                83,234
.....................................................................................................................................
         16    Federal National Mortgage Association Certificates                07/01/17          6.000                16,017
.....................................................................................................................................
      6,080    Federal National Mortgage Association Certificates                09/01/17          5.500             6,117,497
.....................................................................................................................................
      7,740    Federal National Mortgage Association Certificates                11/01/17          5.500             7,784,166
.....................................................................................................................................
      4,421    Federal National Mortgage Association Certificates                02/01/19          5.000             4,371,731
.....................................................................................................................................
          4    Federal National Mortgage Association Certificates                06/01/23          6.000                 4,483
.....................................................................................................................................
      2,734    Federal National Mortgage Association Certificates                02/01/24          5.500             2,733,735
.....................................................................................................................................
         17    Federal National Mortgage Association Certificates                03/01/29          6.000                17,684
.....................................................................................................................................
         43    Federal National Mortgage Association Certificates                04/01/29          6.500                43,946
.....................................................................................................................................
      5,501    Federal National Mortgage Association Certificates                08/01/29          6.500             5,655,424
.....................................................................................................................................
      2,576    Federal National Mortgage Association Certificates                12/01/29          6.500             2,650,076
.....................................................................................................................................
         17    Federal National Mortgage Association Certificates                05/01/30          6.500                17,708
.....................................................................................................................................
      2,900    Federal National Mortgage Association Certificates                07/01/30          6.500             2,981,772
.....................................................................................................................................
      3,757    Federal National Mortgage Association Certificates                11/01/30          6.500             3,864,560
.....................................................................................................................................
         13    Federal National Mortgage Association Certificates                05/01/31          7.500                13,487
.....................................................................................................................................
         19    Federal National Mortgage Association Certificates                11/01/31          6.500                19,755
.....................................................................................................................................
      1,795    Federal National Mortgage Association Certificates                08/01/32          7.000             1,856,965
.....................................................................................................................................
         28    Federal National Mortgage Association Certificates                02/01/33          7.500                29,723
.....................................................................................................................................
      2,344    Federal National Mortgage Association Certificates                05/01/33          5.500             2,327,267
.....................................................................................................................................
      3,770    Federal National Mortgage Association Certificates                06/01/33          5.500             3,747,628
.....................................................................................................................................
         17    Federal National Mortgage Association Certificates                06/01/33          6.000                17,376
.....................................................................................................................................
      2,221    Federal National Mortgage Association Certificates                07/01/33          5.500             2,205,352
.....................................................................................................................................
         78    Federal National Mortgage Association Certificates                10/01/33          6.000                78,987
.....................................................................................................................................
     17,885    Federal National Mortgage Association Certificates TBA               TBA            5.000            17,370,806
.....................................................................................................................................
         61    FHLMC REMIC, Series 2148, Class ZA                                04/15/29          6.000                61,006
.....................................................................................................................................
         29    FHLMC REMIC, Series 2426, Class GH                                08/15/30          6.000                29,697
.....................................................................................................................................
      1,278    FHLMC REMIC, Series 2430, Class UC                                09/15/16          6.000             1,294,236
.....................................................................................................................................
      3,033    FHLMC REMIC, Series T-42, Class A5                                02/25/42          7.500             3,157,734
.....................................................................................................................................
      1,018    First Horizon Mortgage Pass-Through Trust,
                 Series 2004-FL1, Class 1A1                                      02/25/35          4.851++           1,018,647
.....................................................................................................................................

--------------------------------------------------------------------------------
16

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
MORTGAGE & AGENCY DEBT SECURITIES - (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
     $6,954    FNMA REMIC, Series 2002-53, Class PD                              01/25/32           6.000%          $7,077,534
------------------------------------------------------------------------------------------------------------------------------------
      5,286    FNMA REMIC, Series 2004-W1, Class 3A                              01/25/43           4.895++          5,427,188
.....................................................................................................................................
         11    Government National Mortgage Association Certificates             04/15/26           7.000               11,742
.....................................................................................................................................
         17    Government National Mortgage Association Certificates             10/15/28           6.500               17,798
.....................................................................................................................................
      4,459    Government National Mortgage Association Certificates             07/15/29           6.000            4,556,046
.....................................................................................................................................
         37    Government National Mortgage Association Certificates             04/15/31           6.500               38,234
.....................................................................................................................................
          8    Government National Mortgage Association Certificates II          11/20/28           6.000                7,780
.....................................................................................................................................
         17    Government National Mortgage Association Certificates II          02/20/29           6.000               16,988
.....................................................................................................................................
      4,249    Government National Mortgage Association Certificates II          02/20/34           6.000            4,329,998
.....................................................................................................................................
        672    GSMPS Mortgage Loan Trust, Series 2001-2, Class A**               06/19/32           7.500              697,040
.....................................................................................................................................
        664    Merrill Lynch Credit Corporation Mortgage
                 Investors, Inc., Series 2003-D, Class XA1 (2)(4)                08/25/28           1.000@               6,394
.....................................................................................................................................
      1,444    Salomon Brothers Mortgage Securities VII,
                 Series 2003-CDCA, Class C**                                     02/15/15           5.120++          1,444,620
.....................................................................................................................................
      1,529    Structured Adjustable Rate Mortgage Loan,
                 Series 2004-3AC, Class A1                                       03/25/34           4.940            1,515,094
.....................................................................................................................................
Total Mortgage & Agency Debt Securities (cost - $133,158,863)                                                      131,199,978
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.05%
------------------------------------------------------------------------------------------------------------------------------------
      5,150    Asset Securitization Corp., Series 1995-MD4, Class A3             08/13/29           7.384            5,318,627
.....................................................................................................................................
        426    Commercial Mortgage Pass-Through Certificates,
                 Series 2001-FL5A, Class E**                                     11/15/13           6.070++            426,198
.....................................................................................................................................
        880    Commercial Mortgage Pass-Through Certificates,
                 Series 2001-FL5A, Class F**                                     11/15/13           5.152++            874,209
.....................................................................................................................................
      1,005    First Union Lehman-brothers Commercial Mortgage,
                 Series 1997-C2, Class A3                                        11/18/29           6.650            1,021,280
------------------------------------------------------------------------------------------------------------------------------------
      1,300    Host Marriott Pool Trust, Series 1999-HMTA,
                 Class C**                                                       08/03/15           7.730            1,393,229
.....................................................................................................................................
        800    Host Marriott Pool Trust, Series 1999-HMTA, Class D**             08/03/15           7.970              863,594
.....................................................................................................................................
        800    Host Marriott Pool Trust, Series 1999-HMTA, Class E**             08/03/15           8.070              868,249
.....................................................................................................................................
      3,888    JP Morgan Commercial Mortgage Finance Corp.,
                 Series 1998-C6, Class A3                                        01/15/30           6.613            3,959,313
.....................................................................................................................................

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES - (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
         $4    JP Morgan Commercial Mortgage Finance Corp.,
                 Series 1999-C8, Class A1                                        07/15/31           7.325%              $4,298
.....................................................................................................................................
         33    Lehman Brothers Commercial Conduit Mortgage
                 Trust, Series 1999-C1, Class A1                                 06/15/31           6.410               32,568
.....................................................................................................................................
      2,000    Morgan Stanley Capital I, Series 1997-ALIC, Class D               12/15/07           7.230            2,045,956
.....................................................................................................................................
          8    Morgan Stanley Dean Witter Capital I,
                 Series 2000-LIF2, Class A1                                      10/15/33           6.960                8,237
.....................................................................................................................................
      3,502    Nomura Asset Securities Corp., Series 1996-MD5, Class A4          04/13/39           8.270++          3,526,959
.....................................................................................................................................
Total Collateralized Mortgage Obligations (cost - $20,658,216)                                                      20,342,717
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.55%
         80    Capital One Multi-Asset Execution Trust,
                 Series 2003-A1, Class A1                                        01/15/09           4.960++             80,011
.....................................................................................................................................
      1,719    Conseco Finance Securitizations Corp.,
                 Series 2000-2, Class A4                                         12/01/30           8.480            1,735,862
.....................................................................................................................................
      5,000    Conseco Finance Securitizations Corp.,
               Series 2000-5, Class A5                                           02/01/32           7.700            4,872,891
.....................................................................................................................................
        800    Conseco Finance Securitizations Corp.,
               Series 2001-1, Class A4                                           05/01/31           7.620              801,964
.....................................................................................................................................
         15    Countrywide Asset-Backed Certificates,
               Series 2004-SD1, Class A1**                                       06/25/33           4.921++             15,343
.....................................................................................................................................
        445    First Franklin Mortgage Loan Asset-Backed
                 Certificates, Series 2004-FFB, Class A1                         06/25/24           4.167#             441,856
.....................................................................................................................................
      1,400    Paragon Mortgages PLC, Series 7A, Class B1A**                     05/15/43           5.499++          1,402,904
.....................................................................................................................................
         55    Peco Energy Transition Trust, Series 1999-A, Class A7             03/01/09           6.130               56,041
.....................................................................................................................................
      4,500    Permanent Financing PLC, Series 4, Class 2C                       06/10/42           5.200++          4,522,157
.....................................................................................................................................
        660    Providian Gateway Master Trust,
               Series 2004-AA, Class C**                                         03/15/11           5.470++            665,672
.....................................................................................................................................
        770    Providian Gateway Master Trust,
               Series 2004-AA, Class D**                                         03/15/11           6.420++            782,633
.....................................................................................................................................
          4    Residential Asset Funding Corporation
               Asset-Backed Trust, Series 2001-1, Class A3                       11/25/29           5.115                4,101
.....................................................................................................................................
Total Asset-Backed Securities (cost - $15,472,683)                                                                  15,381,435
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 6.97%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.18%
         100   BE AEROSPACE, INC., SERIES B                                      05/01/11           8.875              104,750
------------------------------------------------------------------------------------------------------------------------------------
         325   Boeing Capital Corp.                                              09/27/10           7.375              354,036
.....................................................................................................................................
         650   Bombardier Capital, Inc.**                                        06/29/06           6.125              649,187
.....................................................................................................................................
         300   Bombardier, Inc.**                                                05/01/14           6.300              270,750
.....................................................................................................................................

--------------------------------------------------------------------------------
18

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
CORPORATE BONDS - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - (CONCLUDED)
        $175   Lockheed Martin Corp.                                             12/01/29           8.500%            $237,736
.....................................................................................................................................
         125   Sequa Corp.                                                       08/01/09           9.000              134,688
.....................................................................................................................................
                                                                                                                     1,751,147
------------------------------------------------------------------------------------------------------------------------------------
AGRICULTURE - 0.01%
         150   AMERICAN ROCK SALT CO. LLC                                        03/15/14           9.500              151,500
.....................................................................................................................................
AIRLINES - 0.04%
         350   American Airlines (1)                                             04/01/11           8.608              353,803
------------------------------------------------------------------------------------------------------------------------------------
APPAREL/TEXTILES - 0.07%
          75   Collins & Aikman Floorcovering, Series B                          02/15/10           9.750               70,875
.....................................................................................................................................
         225   Levi Strauss & Co.**                                              12/15/12          12.250              257,062
.....................................................................................................................................
         150   Perry Ellis International, Inc., Series B                         03/15/09           9.500              153,630
.....................................................................................................................................
          75   Rafaella Apparel Group**                                          06/15/11          11.250               74,625
.....................................................................................................................................
         100   Tommy Hilfiger USA, Inc.                                          06/01/08           6.850              103,000
.....................................................................................................................................
                                                                                                                       659,192
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE OEM - 0.84%
      1,200    DaimlerChrysler N.A. Holding Corp.                                06/04/08           4.050            1,164,998
.....................................................................................................................................
      5,920    Ford Motor Credit Co.                                             01/12/09           5.800            5,319,161
.....................................................................................................................................
        450    Ford Motor Credit Co.                                             10/28/09           7.375              415,674
.....................................................................................................................................
        425    General Motors Acceptance Corp.                                   03/02/11           7.250              388,309
.....................................................................................................................................
      1,055    General Motors Acceptance Corp.                                   09/15/11           6.875              944,620
.....................................................................................................................................
        175    General Motors Nova Scotia Finance                                10/15/08           6.850              139,125
.....................................................................................................................................
                                                                                                                     8,371,887
.....................................................................................................................................
AUTOMOTIVE PARTS - 0.05%
         50    Advanced Accesory Systems                                         06/15/11          10.750               39,750
.....................................................................................................................................
        100    Arvinmeritor                                                      06/15/07           6.625              101,000
.....................................................................................................................................
        200    Cooper Standard Auto**                                            12/15/14           8.375              155,000
.....................................................................................................................................
        200    Stanadyne Corp.                                                   08/15/14          10.000              192,000
.....................................................................................................................................
                                                                                                                       487,750
------------------------------------------------------------------------------------------------------------------------------------
BANKING-NON-U.S. - 0.08%
        275    Abbey National PLC                                                10/26/29           7.950              354,484
.....................................................................................................................................
        350    Royal Bank of Scotland Group PLC                                  03/31/10+++        9.118              395,901
.....................................................................................................................................
                                                                                                                       750,385
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
CORPORATE BONDS - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
BANKING-U.S. - 1.06%
     $1,000    Bank of America Corp.                                             01/15/11           7.400%          $1,090,652
.....................................................................................................................................
      1,600    Citigroup, Inc.                                                   08/27/12           5.625            1,633,454
.....................................................................................................................................
        880    Citigroup, Inc.                                                   09/15/14           5.000              861,140
.....................................................................................................................................
        250    CS First Boston, Inc.                                             01/15/09           3.875              241,482
.....................................................................................................................................
        225    CS First Boston, Inc.                                             01/15/12           6.500              237,903
.....................................................................................................................................
        580    HSBC Bank USA                                                     08/15/35           5.625              569,746
.....................................................................................................................................
      1,000    J.P. Morgan Chase & Co.                                           02/01/11           6.750            1,062,295
.....................................................................................................................................
        350    U.S. Bank N.A. Minnesota                                          08/01/11           6.375              368,505
.....................................................................................................................................
        775    Wachovia Bank N.A.                                                08/18/10           7.800              853,333
.....................................................................................................................................
        525    Washington Mutual Bank                                            01/15/13           5.500              526,116
.....................................................................................................................................
      1,000    Washington Mutual, Inc.                                           01/15/07           5.625            1,002,974
.....................................................................................................................................
        800    Washington Mutual Preferred Funding**                             03/15/11+++        6.534++            794,464
.....................................................................................................................................
      1,250    Wells Fargo Bank N.A.                                             02/01/11           6.450            1,319,065
.....................................................................................................................................
                                                                                                                    10,561,129
------------------------------------------------------------------------------------------------------------------------------------
BROADCAST - 0.05%
        295    News America, Inc.                                                12/15/34           6.200              291,841
.....................................................................................................................................
        125    Nexstar Finance Holdings LLC, Inc.                                04/01/13           11.375#             99,219
.....................................................................................................................................
        100    NEXSTAR FINANCE, INC.                                             01/15/14           7.000               93,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       484,810
------------------------------------------------------------------------------------------------------------------------------------
BROKERAGE - 0.33%
      1,525    Goldman Sachs Group, Inc.                                         01/15/11           6.875            1,627,047
.....................................................................................................................................
      1,550    Morgan Stanley                                                    04/15/11           6.750            1,650,872
.....................................................................................................................................
                                                                                                                     3,277,919
------------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS - 0.07%
        175    Ahern Rentals, Inc.**                                             08/15/13           9.250              183,750
.....................................................................................................................................
        200    Ainsworth Lumber                                                  10/01/12           7.250              187,000
.....................................................................................................................................
         75    Hydrochem Industrial Services**                                   02/15/13           9.250               74,250
.....................................................................................................................................
        200    Interface, Inc.                                                   02/01/10          10.375              218,500
.....................................................................................................................................
                                                                                                                       663,500
------------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.03%
        175    Activant Solutions, Inc.                                          06/15/11          10.500              190,750
.....................................................................................................................................
        125    Da-Lite Screen Co., Inc.                                          05/15/11           9.500              132,812
.....................................................................................................................................
                                                                                                                       323,562
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
CORPORATE BONDS - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
CABLE - 0.20%
       $100    Charter Communications Operating Capital Corp.**                  04/30/14           8.375%            $100,750
.....................................................................................................................................
      1,025    Comcast Cable Communications, Inc.                                01/30/11           6.750            1,075,760
        175    CSC Holdings, Inc., Series B                                      07/15/09           8.125              180,469
        125    CSC Holdings, Inc., Series B                                      04/01/11           7.625              125,937
        150    Insight Communications, Inc.                                      02/15/11          12.250#             159,375
.....................................................................................................................................
        200    Mediacom Broadband LLC                                            01/15/13           9.500              200,000
.....................................................................................................................................
        100    Quebecor Media**                                                  03/15/16           7.750              102,500
.....................................................................................................................................
                                                                                                                     1,944,791
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.17%
        150    Hercules, Inc.                                                    06/30/29           6.500              113,250
------------------------------------------------------------------------------------------------------------------------------------
        400    ICI Wilmington, Inc.                                              12/01/08           4.375              387,131
.....................................................................................................................................
        125    Ineos Group Holdings PLC**                                        02/15/16           8.500              122,500
.....................................................................................................................................
        125    Montell Finance Co. BV**                                          03/15/27           8.100              119,688
.....................................................................................................................................
        125    Omnova Solutions, Inc.                                            06/01/10          11.250              131,562
.....................................................................................................................................
        175    Resolution Performance                                            11/15/10          13.500              187,250
.....................................................................................................................................
        195    Rhodia SA                                                         06/01/10          10.250              219,375
.....................................................................................................................................
        164    Rockwood Specialties Group, Inc.                                  05/15/11          10.625              180,400
.....................................................................................................................................
        200    Terra Capital, Inc.                                               10/15/08          12.875              231,500
.....................................................................................................................................
                                                                                                                     1,692,656
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.05%
        325    Cendant Corp.                                                     01/15/08           6.250              329,057
.....................................................................................................................................
        200    Technical Olympic USA, Inc.                                       01/15/15           7.500              170,000
.....................................................................................................................................
                                                                                                                       499,057
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.02%
        200    Xerox Capital Trust I                                             02/01/27           8.000              207,000
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS - 0.09%
        125    Amscan Holdings, Inc.                                             05/01/14           8.750              108,750
.....................................................................................................................................
        560    Fortune Brands, Inc.                                              01/15/16           5.375              549,671
.....................................................................................................................................
        125    Gregg Appliances, Inc.**                                          02/01/13           9.000              118,125
.....................................................................................................................................
        150    Prestige Brands, Inc.                                             04/15/12           9.250              151,875
.....................................................................................................................................
                                                                                                                       928,421
.....................................................................................................................................
CONSUMER PRODUCTS-NONDURABLES - 0.04%
        335    Avon Products, Inc.                                               11/15/09           7.150              357,223
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES             VALUE
CORPORATE BONDS - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.09%
       $250    Berry Plastics                                                    07/15/12           10.750%           $271,875
.....................................................................................................................................
        100    Crown Cork & Seal, Inc.                                           04/15/23            8.000              97,500
.....................................................................................................................................
        400    Owens-Illinois, Inc.                                              05/15/18            7.800             404,000
.....................................................................................................................................
        125    Solo Cup Co.                                                      02/15/14            8.500             111,250
.....................................................................................................................................
                                                                                                                       884,625
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 0.01%
        125    Bluewater Finance Ltd.                                            02/15/12           10.250             134,688
.....................................................................................................................................
DIVERSIFIED MANUFACTURING - 0.02%
        150    Jacuzzi Brands, Inc.                                              07/01/10            9.625             162,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.31%
        230    American Electric Power Co., Series A                             05/15/06            6.125             230,441
.....................................................................................................................................
        125    Comstock Resources, Inc.                                          03/01/12            6.875             125,000
.....................................................................................................................................
        280    Dominion Resources, Inc.                                          06/15/35            5.950             272,150
.....................................................................................................................................
        450    FirstEnergy Corp., Series B                                       11/15/11            6.450             470,607
.....................................................................................................................................
        425    FPL Group Capital, Inc.                                           09/15/06            7.625             430,420
.....................................................................................................................................
        200    Midwest Generation LLC                                            05/01/34            8.750             218,500
.....................................................................................................................................
        100    Mirant North America LLC**                                        12/31/13            7.375             102,625
.....................................................................................................................................
        150    NRG Energy, Inc.                                                  02/01/16            7.375             154,500
.....................................................................................................................................
        410    Pacific Gas & Electric Co.                                        03/01/34            6.050             424,278
.....................................................................................................................................
        325    Progress Energy, Inc.                                             10/30/31            7.000             364,617
.....................................................................................................................................
        265    TXU Energy Co.                                                    03/15/13            7.000             281,622
.....................................................................................................................................
                                                                                                                     3,074,760
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.01%
        100    Sanmina-SCI Corp.                                                 03/01/16            8.125             102,250
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - 0.11%
        100    Chaparral Energy, Inc.**                                          12/01/15            8.500             105,750
.....................................................................................................................................
        175    Clayton William Energy**                                          08/01/13            7.750             172,375
.....................................................................................................................................
        350    Devon Financing Corp., U.L.C.                                     09/30/11            6.875             376,260
.....................................................................................................................................
        250    Gulfmark Offshore, Inc.**                                         07/15/14            7.750             260,000
.....................................................................................................................................
         50    Pogo Producing Co.**                                              10/01/17            6.875              50,375
.....................................................................................................................................
        125    Whiting Petroleum Corp.                                           05/01/12            7.250             126,562
.....................................................................................................................................
                                                                                                                     1,091,322
.....................................................................................................................................
ENERGY-INTEGRATED - 0.05%
        225    Marathon Oil Corp.                                                03/15/12            6.125             235,269
.....................................................................................................................................
        250    PPL Energy Supply LLC, Series A                                   11/01/11            6.400             261,030
.....................................................................................................................................
                                                                                                                       496,299
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
CORPORATE BONDS - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.03%
       $305    Time Warner, Inc.                                                 04/15/31           7.625%            $346,878
------------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.03%

        300    Waste Management, Inc.                                            08/01/10           7.375              323,205
.....................................................................................................................................
FINANCE-NONCAPTIVE CONSUMER - 0.19%
        250    Capital One Financial                                             06/01/15           5.500              247,128
.....................................................................................................................................
        500    Countrywide Home Loans                                            05/21/08           3.250              479,404
.....................................................................................................................................
        700    HSBC Finance Corp.                                                05/15/11           6.750              743,910
.....................................................................................................................................
        335    MBNA Corp.                                                        03/15/12           7.500              372,998
.....................................................................................................................................
                                                                                                                     1,843,440
------------------------------------------------------------------------------------------------------------------------------------
FINANCE-NONCAPTIVE DIVERSIFIED - 0.40%
      2,350    General Electric Capital Corp.                                    06/15/12           6.000            2,447,429
.....................................................................................................................................
        600    General Electric Capital Corp.                                    03/15/32           6.750              702,209
.....................................................................................................................................
        850    International Lease Finance Corp.                                 04/01/09           3.500              805,158
.....................................................................................................................................
                                                                                                                     3,954,796
------------------------------------------------------------------------------------------------------------------------------------
FOOD - 0.14%
        200    Ameriqual Group LLC**                                             04/01/12           9.000              210,000
.....................................................................................................................................
        300    Conagra Foods, Inc.                                               09/15/11           6.750              315,474
.....................................................................................................................................
        100    Dole Foods Co.                                                    03/15/11           8.875              100,875
.....................................................................................................................................
        375    Kraft Foods, Inc.                                                 11/01/11           5.625              379,704
.....................................................................................................................................
        175    Land O'Lakes, Inc.                                                11/15/11           8.750              183,312
.....................................................................................................................................
        175    Pinnacle Foods Holding Corp.                                      12/01/13           8.250              171,500
.....................................................................................................................................
         75    Wornick Co.                                                       07/15/11          10.875               78,188
.....................................................................................................................................
                                                                                                                     1,439,053
------------------------------------------------------------------------------------------------------------------------------------
FOOD PROCESSORS/BEVERAGE/BOTTLING - 0.11%
        325    Coors Brewing Co.                                                 05/15/12           6.375              339,946
.....................................................................................................................................
        325    Le-Natures, Inc.**                                                06/15/13          10.000              341,250
.....................................................................................................................................
        375    Miller Brewing Co.**                                              08/15/13           5.500              377,209
.....................................................................................................................................
                                                                                                                     1,058,405
------------------------------------------------------------------------------------------------------------------------------------
GAMING - 0.18%
         75    Circus & Eldorado                                                 03/01/12          10.125               80,625
.....................................................................................................................................
        325    Harrahs Operating Co., Inc.                                       01/15/09           7.500              341,668
.....................................................................................................................................
        200    Isle of Capri Casinos                                             03/01/14           7.000              200,000
.....................................................................................................................................
         75    MGM Mirage, Inc.                                                  07/31/09           6.500               75,750
.....................................................................................................................................
        250    MTR Gaming Group, Inc.                                            04/01/10           9.750              267,813
.....................................................................................................................................
        100    Poster Financial Group                                            12/01/11           8.750              105,000
.....................................................................................................................................
        250    River Rock Entertainment                                          11/01/11           9.750              270,625
.....................................................................................................................................
        100    San Pasqual Casino**                                              09/15/13           8.000              102,000
.....................................................................................................................................

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
CORPORATE BONDS - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

GAMING - (CONCLUDED)
       $150    Seneca Gaming Corp.                                               05/01/12           7.250%            $152,250
------------------------------------------------------------------------------------------------------------------------------------
        200    Wheeling Island Gaming, Inc.                                      12/15/09          10.125              209,250
.....................................................................................................................................
                                                                                                                     1,804,981
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 0.13%
        100    Ameripath, Inc.                                                   04/01/13          10.500              105,500
.....................................................................................................................................
        225    McKesson Corp.                                                    02/01/12           7.750              250,976
.....................................................................................................................................
        200    Psychiatric Solutions**                                           07/15/15           7.750              206,500
.....................................................................................................................................
        125    Select Medical Corp.**                                            02/01/15           7.625              106,875
.....................................................................................................................................
        330    UnitedHealth Group                                                03/15/36           5.800              330,927
.....................................................................................................................................
        250    Universal Hospital Services                                       11/01/11          10.125              261,250
.....................................................................................................................................
                                                                                                                     1,262,028
------------------------------------------------------------------------------------------------------------------------------------
HOTELS/GAMING - 0.01%
        100    Wynn Las Vegas LLC**                                              12/01/14           6.625               98,500
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-OTHER - 0.05%
        200    Aearo Co. I                                                       04/15/12           8.250              219,000
.....................................................................................................................................
        100    Dycom Industries, Inc.**                                          10/15/15           8.125              104,000
.....................................................................................................................................
        200    Wolverine Tube, Inc.**                                            08/01/08           7.375              156,000
.....................................................................................................................................
                                                                                                                       479,000
INSURANCE-MULTILINE - 0.03%
        300    Allstate Corp.                                                    12/01/09           7.200              320,346
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE-PERSONAL & CASUALTY - 0.03%
        250    Marsh & McLennan Cos., Inc.                                       03/15/12           6.250              258,145
------------------------------------------------------------------------------------------------------------------------------------
LEISURE - 0.01%
        100    Jacobs Entertainment Co.                                          02/01/09          11.875              105,500
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY-AGRICULTURE & CONSTRUCTION - 0.04%
        325    John Deere Capital Corp.                                          03/15/12           7.000              354,224
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                                       MATURITY             INTEREST
    (000)                                                                         DATES                RATES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING-DIVERSIFIED - 0.01%

       $150    Maax Corp.                                                        06/15/12                9.750%       $126,000
................................................................................................................................
         75    Maax Holdings, Inc.**                                             12/15/12               11.250#         28,500
................................................................................................................................
                                                                                                                       154,500
-------------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.06%

        100    Affinion Group, Inc.**                                            10/15/13               10.125          96,500
................................................................................................................................
        150    LIN Television Corp.**                                            05/15/13                6.500         142,312
................................................................................................................................
         75    Sinclair Broadcast Group                                          12/15/11                8.750          78,844
................................................................................................................................
        175    Sinclair Broadcast Group                                          03/15/12                8.000         178,719
................................................................................................................................
         75    Sirius Satellite Radio**                                          08/01/13                9.625          73,500
................................................................................................................................
                                                                                                                       569,875
-------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.09%

        325    AK Steel Corp.                                                    06/15/12                7.750         309,562
................................................................................................................................
        200    Anadarko Finance Co., Series B                                    05/01/31                7.500         245,610
................................................................................................................................
        100    Century Aluminum Co.                                              08/15/14                7.500         104,000
................................................................................................................................
        200    FastenTech, Inc.                                                  05/01/11               11.500         192,000
................................................................................................................................
                                                                                                                       851,172
-------------------------------------------------------------------------------------------------------------------------------
OIL & GAS - 0.11%

        150    Atlas Pipeline Partners**                                         12/15/15                8.125         156,000
................................................................................................................................
        425    Duke Energy Field Services                                        08/16/10                7.875         465,755
................................................................................................................................
        150    Inergy LP/ Inergy Finance**                                       03/01/16                8.250         153,000
................................................................................................................................
        225    Sempra Energy                                                     03/01/10                7.950         245,360
................................................................................................................................
         75    Stone Energy Corp.                                                12/15/14                6.750          71,625
................................................................................................................................
                                                                                                                     1,091,740
-------------------------------------------------------------------------------------------------------------------------------
OIL REFINING - 0.05%

        105    Giant Industries, Inc.                                            05/15/12               11.000         116,813
................................................................................................................................
        325    Valero Energy Corp.                                               04/15/32                7.500         394,798
................................................................................................................................
                                                                                                                       511,611
-------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.06%

        200    Buckeye Technologies, Inc.                                        10/15/10                8.000         195,500
................................................................................................................................
        150    Cellu Tissue Holdings, Inc.                                       03/15/10                9.750         147,750
................................................................................................................................
        150    Georgia-Pacific Corp.                                             05/15/31                8.875         157,500
................................................................................................................................
        150    Millar Western Forest                                             11/15/13                7.750         108,000
................................................................................................................................
                                                                                                                       608,750
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.07%

        325    Bristol-Myers Squibb Co.                                          10/01/11                5.750         331,625
................................................................................................................................
        350    Wyeth                                                             03/15/13                5.250         353,496
................................................................................................................................
                                                                                                                       685,121
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

                                                                              25

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
    AMOUNT                                                                      MATURITY             INTEREST
    (000)                                                                         DATES                RATES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
PUBLISHING - 0.14%

       $125    Advanstar Communications, Inc.                                    08/15/10               10.750%       $136,250
................................................................................................................................
        125    Cadmus Communications Corp.                                       06/15/14                8.375         126,875
................................................................................................................................
        175    Cenveo Corp.                                                      03/15/12                9.625         188,125
................................................................................................................................
        100    Clarke American Corp.**                                           12/15/13               11.750         100,250
................................................................................................................................
         50    Dex Media, Inc.                                                   11/15/13                8.000          51,750
................................................................................................................................
        325    Houghton Mifflin Co.                                              10/15/13               11.500#        269,750
................................................................................................................................
        150    R.H. Donnelley Corp.**                                            01/15/16                8.875         156,562
................................................................................................................................
        150    Sheridan Acquisition Corp.                                        08/15/11               10.250         155,438
................................................................................................................................
        200    Vertis, Inc.                                                      06/15/09               10.875         196,500
................................................................................................................................
                                                                                                                     1,381,500
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.10%

        325    Avalonbay Communities                                             08/01/09                7.500         346,153
................................................................................................................................
        325    EOP Operating LP                                                  06/15/28                7.250         358,338
................................................................................................................................
        280    Prologis**                                                        11/15/15                5.625         279,956
................................................................................................................................
                                                                                                                       984,447
-------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.05%

        100    Buffets, Inc.                                                     07/15/10               11.250         104,000
................................................................................................................................
        175    Landry's Restaurants, Inc., Series B**                            12/15/14                7.500         169,312
................................................................................................................................
        150    Restaurant Co.**                                                  10/01/13               10.000         144,000
................................................................................................................................
        125    Sbarro, Inc.                                                      09/15/09               11.000         127,813
................................................................................................................................
                                                                                                                       545,125
-------------------------------------------------------------------------------------------------------------------------------
RETAIL - 0.17%

        100    Brookstone Co., Inc.**                                            10/15/12               12.000          93,000
................................................................................................................................
        225    GSC Holdings Corp.**                                              10/01/12                8.000         224,438
................................................................................................................................
        175    Ingles Markets, Inc.                                              12/01/11                8.875         182,000
................................................................................................................................
        175    Jean Coutu Group PJC, Inc.                                        08/01/14                8.500         167,125
................................................................................................................................
        260    Kroger Co.                                                        04/01/31                7.500         294,397
................................................................................................................................
        250    Pantry, Inc.                                                      02/15/14                7.750         255,000
................................................................................................................................
        200    Pathmark Stores, Inc.                                             02/01/12                8.750         190,000
................................................................................................................................
        275    Safeway, Inc.                                                     02/01/31                7.250         300,620
................................................................................................................................
                                                                                                                     1,706,580
-------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 0.07%

        275    Burlington Northern Santa Fe Corp.                                05/13/29                7.082         323,933
................................................................................................................................
        150    Kansas City Southern                                              06/15/09                7.500         154,500
................................................................................................................................
        250    Union Pacific Corp.                                               12/01/06                6.700         252,582
................................................................................................................................
                                                                                                                       731,015
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

26

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

  PRINCIPAL
    AMOUNT                                                                      MATURITY              INTEREST
    (000)                                                                        DATES                  RATES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - (CONCLUDED)
-------------------------------------------------------------------------------------------------------------------------------
SERVICE - 0.01%

       $150    Carriage Services, Inc.**                                         01/15/15                7.875%       $154,125
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY PURPOSE ENTITY - 0.06%

        300    AAC Group Holding Corp.**                                         10/01/12               10.250#        224,625
................................................................................................................................
        175    Riddell Bell Holdings, Inc.**                                     10/01/12                8.375         168,875
................................................................................................................................
        200    Valor Telecom Enterprise**                                        02/15/15                7.750         208,250
................................................................................................................................
                                                                                                                       601,750
-------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SOFTWARE - 0.05%

        350    Computer Sciences Corp.                                           04/15/08                3.500         335,034
................................................................................................................................
        125    Unisys Corp.                                                      10/15/12                8.000         121,875
................................................................................................................................
                                                                                                                       456,909
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.15%

        325    Bellsouth Corp.                                                   06/15/34                6.550         342,875
................................................................................................................................
         50    Intelsat Bermuda Ltd.**                                           01/15/15                8.625          51,875
................................................................................................................................
        300    Intelsat Ltd.**                                                   02/01/15                9.250#        205,500
................................................................................................................................
        200    Qwest Communications International, Inc.**                        02/15/11                7.250         204,250
................................................................................................................................
        350    Telecom Italia Capital                                            11/15/13                5.250         338,002
................................................................................................................................
        310    Telecom Italia Capital                                            11/15/33                6.375         306,702
................................................................................................................................
                                                                                                                     1,449,204
-------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.07%

        325    Altria Group, Inc.                                                01/15/27                7.750         385,301
................................................................................................................................
        300    UST, Inc.                                                         07/15/12                6.625         314,516
................................................................................................................................
                                                                                                                       699,817
-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION SERVICES - 0.05%

        400    ERAC USA Finance Co.**                                            01/15/11                8.000         441,494
................................................................................................................................
         25    Stena AB                                                          12/01/16                7.000          23,250
................................................................................................................................
                                                                                                                       464,744
-------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.24%

        250    American Cellular Corp., Series B                                 08/01/11               10.000         271,875
................................................................................................................................
        300    AT&T Corp.                                                        11/15/31                8.000         375,368
................................................................................................................................
        175    AT&T Wireless Services, Inc.                                      03/01/31                8.750         232,235
................................................................................................................................
        185    Cincinnati Bell, Inc.                                             01/15/14                8.375         186,850
................................................................................................................................
        650    Sprint Capital Corp.                                              03/15/32                8.750         853,794
................................................................................................................................
        350    Verizon New York, Inc., Series A                                  04/01/12                6.875         366,342
................................................................................................................................
        100    Wind Acquisition Finance SA**                                     12/01/15               10.750         107,000
................................................................................................................................
                                                                                                                     2,393,464
-------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost - $70,143,877)                                                                          69,101,626
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

   PRINCIPAL
    AMOUNT                                                                      MATURITY              INTEREST
    (000)                                                                        DATES                  RATES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GOVERNMENT OBLIGATION - 0.04%
-------------------------------------------------------------------------------------------------------------------------------
       $330    Pemex Project Funding Master Trust (cost - $368,869)              11/15/11                8.000%       $367,125
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.55%
-------------------------------------------------------------------------------------------------------------------------------
     64,938    Repurchase Agreement dated 02/28/06 with State
                 Street Bank & Trust Co., collateralized by
                 $66,399,643 U.S. Treasury Notes, 2.000%
                 to 4.625% due 05/15/06 to 08/15/10;
                 (value - $66,237,729); proceeds: $64,945,486
                 (cost - $64,938,000)                                            03/01/06                4.150      64,938,000
-------------------------------------------------------------------------------------------------------------------------------
  NUMBER OF
   SHARES
    (000)
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 14.04%
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+ - 8.07%
-------------------------------------------------------------------------------------------------------------------------------
      8,596    AIM Liquid Assets Portfolio                                                               4.442       8,596,024
................................................................................................................................
         45    AIM Prime Portfolio                                                                       4.444          45,044
................................................................................................................................
      |   0    Barclays Prime Money Market Fund                                                          4.405             207
................................................................................................................................
         37    BlackRock Provident Institutional TempFund                                                4.377          36,951
................................................................................................................................
          2    DWS Money Market Series                                                                   4.353           2,399
................................................................................................................................
     71,386    UBS Private Money Market Fund LLC (3)                                                     4.444      71,385,767
................................................................................................................................
Total Money Market Funds (cost - $80,066,392)                                                                       80,066,392
-------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL
    AMOUNT
    (000)
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 5.97%
-------------------------------------------------------------------------------------------------------------------------------
    $51,160    Repurchase Agreement dated 02/28/06 with
                 Deutsche Bank Securities, Inc., collateralized
                 by $43,931,000 Federal National Mortgage
                 Association obligations, 6.250% due 05/15/29;
                 (value - $52,184,842); proceeds:$51,166,942                     03/01/06                4.560      51,160,462
................................................................................................................................
      8,075    Repurchase Agreement dated 02/28/06 with
                 Merrill Lynch &Co., collateralized by $9,080,000
                 Federal Agricultural MortgageCorp.
                 obligations, 4.250% to 4.625% due 04/20/07
                 to 10/12/10; (value - $8,241,332);
                 proceeds:$8,076,113                                             03/01/06                4.550       8,075,092
Total Repurchase Agreements (cost - $59,235,554)                                                                    59,235,554
-------------------------------------------------------------------------------------------------------------------------------
Total Investments of Cash Collateral from Securities
  Loaned (cost - $139,301,946)                                                                                     139,301,946
................................................................................................................................
Total Investments (cost -$1,059,997,939) -114.96%                                                                1,140,165,612
Liabilities in excess of other assets - (14.96)%                                                                  (148,409,507)
................................................................................................................................
Net Assets - 100.00%                                                                                              $991,756,105
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------

28

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)


*    Non-income producing security.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.86% of net assets as of February 28, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+    Interest rates shown reflect yield at February 28, 2006.

++ Floating rate securities. The interest rates shown are the current rates as of February 28, 2006.

|    Amount represents less than 500 shares.

|| Security is being fair valued by a Valuation Committee under the direction of the Board of Trustees.

+++  Perpetual bond security. The maturity date reflects the next call date.

@    Annualized yield at date of purchase.

# Denotes a step-up bond that converts to the noted fixed rate at a designated future date. @ Annualized yield at date of purchase.

(1)  Security, or portion thereof, was on loan at February 28, 2006.

(2) Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(3) The table below details the Fund's transaction activity in an affiliated issuer for the six months ended February 28, 2006.

                                                                                                             INCOME
                                               PURCHASES               SALES                               EARNED FROM
                                              DURING THE            DURING THE                          AFFILIATE FOR THE
                                              SIX MONTHS            SIX MONTHS                             SIX MONTHS
  SECURITY                 VALUE AT              ENDED                 ENDED             VALUE AT             ENDED
DESCRIPTION                08/31/05            02/28/06              02/28/06            02/28/06           02/28/06
----------------------------------------------------------------------------------------------------------------------------
UBS Private
  Money Market
  Fund LLC               $45,139,164         $471,168,398          $444,921,795          $71,385,767           $8,917
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Portfolio of Investments -- February 28, 2006 (unaudited)

(4) The securities detailed in the table below, which represent 0.01% of net assets, are considered illiquid and restricted as of February 28, 2006.

                                                                             ACQUISITION
  ILLIQUID AND                                                                COST AS A                       VALUE AS A
   RESTRICTED                     ACQUISITION           ACQUISITION         PERCENTAGE OF                    PERCENTAGE OF
    SECURITY                         DATES                 COST               NET ASSETS         VALUE         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Credit
  Corporation Mortgage
  Investors, Inc., Series
  2003-D, Class XA1,
  1.000%, 08/25/28                  09/12/03                 $6,618                0.00%         $6,394            0.00%
...............................................................................................................................
Taberna Realty
  Finance Trust                     08/04/05                136,920                0.01         123,228            0.01
...............................................................................................................................
                                                           $143,538                0.01%       $129,622            0.01%
------------------------------------------------------------------------------------------------------------------------------

FHLMC          Federal Home Loan Mortgage Corporation.
FNMA           Federal National Mortgage Association.
GSMPS          Goldman Sachs Mortgage Passthrough Securities.
OEM            Original Equipment Manufacturer.
REMIC          Real Estate Mortgage Investment Conduit.
TBA            (To Be Assigned) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.






ISSUER BREAKDOWN BY COUNTRY

                                                PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------
United States                                                            98.3%
.................................................................................
Bermuda                                                                   0.6
.................................................................................
United Kingdom                                                            0.6
.................................................................................
Switzerland                                                               0.3
.................................................................................
Canada                                                                    0.1
.................................................................................
Luxemburg                                                                 0.1
.................................................................................
Total                                                                   100.0%
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
30

UBS U.S. Allocation Fund

Statement of Assets and Liabilities -- February 28, 2006 (unaudited)

ASSETS:
Investments in unaffiliated securities, at value (cost--$864,438,618)*             $944,606,291
.................................................................................................
Investments in an affiliated security, at value (cost--$71,385,767)                  71,385,767
.................................................................................................
Investments in repurchase agreements, at value (cost--$124,173,554)                 124,173,554
------------------------------------------------------------------------------------------------
Total investments in securities, at value (cost--$1,059,997,939)                  1,140,165,612
.................................................................................................
Cash                                                                                        109
.................................................................................................
Receivable for investments sold                                                      17,636,733
.................................................................................................
Receivable for shares of beneficial interest sold                                       178,544
.................................................................................................
Receivable for dividends and interest                                                 3,528,500
.................................................................................................
Other assets                                                                             74,679
.................................................................................................
Total assets                                                                      1,161,584,177
.................................................................................................
LIABILITIES:
Payable for cash collateral from securities loaned                                  139,301,946
.................................................................................................
Payable for investments purchased                                                    26,906,086
.................................................................................................
Payable for shares of beneficial interest repurchased                                 2,409,752
.................................................................................................
Payable to affiliates                                                                   711,223
.................................................................................................
Payable for foreign witholding taxes                                                         95
.................................................................................................
Accrued expenses and other liabilities                                                  498,970
.................................................................................................
Total liabilities                                                                   169,828,072
.................................................................................................
NET ASSETS:
Beneficial interest--$0.001 par value per share (unlimited amount authorized)     1,102,819,871
.................................................................................................
Accumulated undistributed net investment income                                       5,445,051
.................................................................................................
Accumulated net realized loss from investment transactions                         (196,676,490)
.................................................................................................
Net unrealized appreciation of investments                                           80,167,673
.................................................................................................
Net assets                                                                         $991,756,105
------------------------------------------------------------------------------------------------

*Includes $153,091,745 of investments in securities on loan, at value.




                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Statement of Assets and Liabilities -- February 28, 2006 (unaudited)
CLASS A:
Net assets                                                                      $513,506,425
.............................................................................................
Shares outstanding                                                                17,396,317
.............................................................................................
Net asset value per share                                                             $29.52
.............................................................................................
Maximum offering price per share (net asset value plus sales charge of 5.50%)         $31.24
.............................................................................................
CLASS B:
Net assets                                                                      $104,942,740
.............................................................................................
Shares outstanding                                                                 3,626,314
.............................................................................................
Net asset value and offering price per share                                          $28.94
.............................................................................................
CLASS C:
Net assets                                                                      $250,568,377
.............................................................................................
Shares outstanding                                                                 8,650,465
.............................................................................................
Net asset value and offering price per share                                          $28.97
.............................................................................................
CLASS Y:
Net assets                                                                      $122,738,563
.............................................................................................
Shares outstanding                                                                 4,103,466
.............................................................................................
Net asset value, offering price and redemption value per share                        $29.91
--------------------------------------------------------------------------------------------




                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
32

UBS U.S. Allocation Fund

Statement of Operations

                                                                             For the Six
                                                                            Months Ended
                                                                          February 28, 2006
                                                                             (unaudited)
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                        $5,578,824
............................................................................................
Interest (net of foreign withholding taxes of $130)                               8,245,020
............................................................................................
Securities lending income (includes $8,917 earned from an affiliated entity)         42,626
............................................................................................
                                                                                 13,866,470
............................................................................................
EXPENSES:
Investment advisory and administration fees                                       2,359,830
............................................................................................
Service fees--Class A                                                               649,417
............................................................................................
Service and distribution fees--Class B                                              611,618
............................................................................................
Service and distribution fees--Class C                                            1,291,537
............................................................................................
Transfer agency and related services fees--Class A                                  330,470
............................................................................................
Transfer agency and related services fees--Class B                                  126,826
............................................................................................
Transfer agency and related services fees--Class C                                  162,021
............................................................................................
Transfer agency and related services fees--Class Y                                   10,897
............................................................................................
Custody and accounting fees                                                         230,267
............................................................................................
Reports and notices to shareholders                                                 132,011
............................................................................................
Professional fees                                                                    56,480
............................................................................................
State registration fees                                                              26,562
............................................................................................
Insurance expense                                                                    25,785
............................................................................................
Trustees' fees                                                                        9,129
............................................................................................
Other expenses                                                                       21,701
............................................................................................
                                                                                  6,044,551
............................................................................................
Less: Fee waivers by investment advisor and administrator                          (131,343)
............................................................................................
Net expenses                                                                      5,913,208
............................................................................................
Net investment income                                                             7,953,262
............................................................................................
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gain from investments                                               27,787,956
............................................................................................
Net change in unrealized appreciation/depreciation of investments                16,318,126
............................................................................................
Net increase in net assets resulting from operations                            $52,059,344
-------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Statement of Changes in Net Assets

                                                             For the Six             For the
                                                            Months Ended            Year Ended
                                                          February 28, 2006         August 31,
                                                             (unaudited)               2005
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                          $7,953,262           $18,631,766
................................................................................................
Net realized gains from investments                            27,787,956            69,010,509
................................................................................................
Net change in unrealized appreciation/depreciation
of investments                                                 16,318,126            55,659,498
................................................................................................
Net increase in net assets resulting from operations           52,059,344           143,301,773
................................................................................................
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A                                (10,696,257)          (10,204,377)
................................................................................................
Net investment income--Class B                                   (947,042)           (1,960,273)
................................................................................................
Net investment income--Class C                                 (3,192,484)           (3,383,530)
................................................................................................
Net investment income--Class Y                                 (2,885,670)           (2,739,816)
................................................................................................
                                                              (17,721,453)          (18,287,996)
................................................................................................
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                           11,767,936            30,554,718
................................................................................................
Cost of shares repurchased                                   (139,788,285)         (391,894,693)
................................................................................................
Proceeds from dividends reinvested                             16,781,942            17,405,269
................................................................................................
Net decrease in net assets from beneficial
interest transactions                                        (111,238,407)         (343,934,706)
................................................................................................
Net decrease in net assets                                    (76,900,516)         (218,920,929)
................................................................................................
NET ASSETS:
Beginning of period                                         1,068,656,621         1,287,577,550
................................................................................................
End of period                                                 991,756,105         1,068,656,621
................................................................................................
Accumulated undistributed net investment income                $5,445,051           $15,213,242
------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
34

UBS U.S. Allocation Fund

Notes to Financial Statements (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS U.S. Allocation Fund (the "Fund") is a series of UBS Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities were valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), which served as the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset manage-

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Notes to Financial Statements (unaudited)

ment subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is
--------------------------------------------------------------------------------
36

UBS U.S. Allocation Fund

Notes to Financial Statements (unaudited)

recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board had approved an Investment Advisory and Administration Contract ("Advisory Contract"), under which UBS Global AM had served as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund paid UBS Global AM an investment advisory and administration fee, which was accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter.

UBS Global AM had agreed to permanently reduce its advisory and administration fee based on the Fund's average daily net assets as follows: $0 to $250 million -- 0.50%; in excess of $250 million up to $500 million -- 0.45%; in excess of $500 million up to $2 billion -- 0.40%; and over $2 billion -- 0.35%. Accordingly, for the six months ended February 28, 2006, UBS Global AM waived $131,343 in investment advisory and administration fees. At February 28, 2006, the Fund owed UBS Global AM $353,525 in investment advisory and administration fees. At February 28, 2006, UBS Global AM owed the Fund $19,037 for fee waivers under the above agreement. (After the end of the fiscal period, the Advisory Contract was transferred to an affiliate of UBS Global AM as explained in the Subsequent Event note further below.)

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Notes to Financial Statements (unaudited)

For the six months ended February 28, 2006, the Fund paid $10,188 in brokerage commissions to UBS Securities LLC, an indirect wholly owned subsidiary of UBS AG, for transactions executed on behalf of the Fund.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended February 28, 2006, the Fund paid brokerage commissions to Morgan Stanley in the amount of $16,703. During the six months ended February 28, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $91,060,370. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 28, 2006, the Fund owed UBS Global AM $373,756 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed the Fund that for the six months ended February 28, 2006, it earned $62,732, $193,366, and $3,500 in initial sales and deferred sales charges on Class A, Class B and Class C shares, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of

--------------------------------------------------------------------------------
38

UBS U.S. Allocation Fund

Notes to Financial Statements (unaudited)

authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended February 28, 2006, UBS Financial Services Inc. received from PFPC, not the Fund, $312,186 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended February 28, 2006 UBS Securities LLC earned $15,649 in compensation as the Fund's lending agent.

At February 28, 2006, the Fund owed UBS Securities LLC $2,979 in compensation as the Fund's lending agent. At February 28, 2006, the Fund had securities on loan having a market value of $153,091,745. The custodian for the Fund held cash and cash equivalents as collateral for securities loaned of $139,301,946. In addition, the Fund held U.S. government and agency securities having an aggregate value of $20,374,725 as collateral for portfolio securities loaned as follows:

PRINCIPAL
  AMOUNT                                        MATURITY   INTEREST
  (000)                                           DATES     RATES      VALUE
--------------------------------------------------------------------------------
 $7,096   Federal Home Loan Mortgage Corp.       09/15/10   6.875%  $7,875,361
.................................................................................
 11,235   U.S. Treasury Inflation Index Notes    07/15/13   1.875   11,189,622
.................................................................................
    700   U.S. Treasury Notes                    10/31/06   2.500      695,650
.................................................................................
    622   U.S. Treasury Notes                    09/15/10   3.875      614,092
.................................................................................
                                                                   $20,374,725
--------------------------------------------------------------------------------

BANK LINE OF CREDIT

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financ

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Notes to Financial Statements (unaudited)

ing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to the Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. The Fund did not borrow under the Committed Credit Facility during the six months ended February 28, 2006.

PURCHASE AND SALES OF SECURITIES

For the six months ended February 28, 2006, aggregate purchases and sales of portfolio securities, excluding short-term securities and U.S. Government securities, were $155,191,676 and $239,991,540, respectively.

For the six months ended February 28, 2006, aggregate purchases and sales of U.S. Government securities, excluding short-term securities were $249,825,770 and $240,616,757, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended August 31, 2005 was as follows:

DISTRIBUTIONS PAID FROM:
.................................................................................
Ordinary Income                                                      $18,287,996
--------------------------------------------------------------------------------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year ending August 31, 2006.

At August 31, 2005, the Fund had a net capital loss carryforward of $209,151,660. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire August 31, 2011. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. In addition, the Fund utilized $57,265,477 of the capital loss carryforward to offset realized gains for the fiscal year ended August 31, 2005.

--------------------------------------------------------------------------------
40

UBS U.S. Allocation Fund

Notes to Financial Statements (unaudited)
For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at February 28, 2006 were as follows:

------------------------------------------------------------------------------------------------------
Tax cost of investments                                                                 $1,059,997,939
------------------------------------------------------------------------------------------------------
Gross appreciation (investments having an excess of value over cost)                        98,500,160
.......................................................................................................
Gross depreciation (investments having an excess of cost over value)                       (18,332,487)
.......................................................................................................
Net unrealized appreciation of investments                                                 $80,167,673
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Notes to Financial Statements (unaudited)

SHARES OF BENEFICIAL INTEREST
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

FOR THE                                 CLASS A                              CLASS B
SIX MONTHS ENDED               -----------------------------------------------------------------
FEBRUARY 28, 2006:             SHARES            AMOUNT               SHARES            AMOUNT
------------------------------------------------------------------------------------------------
Shares sold                     254,970         $7,403,755             14,654           $416,067
------------------------------------------------------------------------------------------------
Shares repurchased           (2,642,964)       (76,854,217)          (656,759)       (18,699,638)
.................................................................................................
Shares converted from
  Class B to Class A          1,059,569         30,599,400         (1,091,296)       (30,599,400)
.................................................................................................
Dividends reinvested            344,763         10,039,512             30,776            879,895
.................................................................................................
Net decrease                   (983,662)      $(28,811,550)        (1,702,625)      $(48,003,076)
.................................................................................................

FOR THE
YEAR ENDED
AUGUST 31, 2005:
.................................................................................................
Shares sold                     724,677        $19,823,615             67,241         $1,794,125
.................................................................................................
Shares repurchased           (7,461,777)      (204,580,314)        (2,435,021)       (64,713,634)
.................................................................................................
Shares converted from
  Class B to Class A          3,375,151         92,362,408         (3,466,959)       (92,362,408)
.................................................................................................
Dividends reinvested            351,070          9,686,022             67,540          1,822,230
.................................................................................................
Net decrease                 (3,010,879)      $(82,708,269)        (5,767,199)     $(153,459,687)
.................................................................................................

FOR THE                                 CLASS C                              CLASS Y
SIX MONTHS ENDED               -----------------------------------------------------------------
FEBRUARY 28, 2006:             SHARES            AMOUNT               SHARES            AMOUNT
------------------------------------------------------------------------------------------------
Shares sold                      59,433         $1,686,453             75,760         $2,261,661
.................................................................................................
Shares repurchased           (1,248,301)       (35,478,508)          (296,820)        (8,755,922)
.................................................................................................
Dividends reinvested            106,455          3,045,662             95,552          2,816,873
.................................................................................................
Net decrease                 (1,082,413)      $(30,746,393)          (125,508)       $(3,677,388)
.................................................................................................

FOR THE
YEAR ENDED
AUGUST 31, 2005:
.................................................................................................
Shares sold                     160,442         $4,302,776            166,719         $4,634,202
.................................................................................................
Shares repurchased           (3,785,482)      (101,554,394)          (755,998)       (21,046,351)
.................................................................................................
Dividends reinvested            120,241          3,258,519             94,468          2,638,498
.................................................................................................
Net decrease                 (3,504,799)      $(93,993,099)          (494,811)      $(13,773,651)
.................................................................................................



--------------------------------------------------------------------------------
42

UBS U.S. Allocation Fund

Notes to Financial Statements (unaudited)

SUBSEQUENT EVENT

After the end of the fiscal period covered by this report, the investment advisory and administration contract (the "Advisory and Administration Contract") between the Trust, on behalf of the Fund, and UBS Global AM was transferred to UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)"), a sister company of UBS Global AM.

In connection with an internal reorganization involving UBS Global AM and UBS Global AM (Americas), the Trust's Board of Trustees approved the transfer of the Advisory and Administration Contract from UBS Global AM to UBS Global AM (Americas) effective April 1, 2006. All of the personnel of UBS Global AM who previously provided investment advisory services to the Fund continue to provide investment advisory services to the Fund as employees of UBS Global AM (Americas). UBS Global AM (Americas) has the same contractual rights and responsibilities under the Advisory and Administration Contract as those previously held by UBS Global AM. UBS Global AM and UBS Global AM (Americas) are both indirect wholly owned subsidiaries of UBS AG.

UBS Global AM continues to serve as the Fund's principal underwriter.


--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                                 Class A
                             -------------------------------------------------------------------------------------------------------
                              For the Six
                             Months Ended
                             February 28,                                    For the Years Ended August 31,
                                 2006              ---------------------------------------------------------------------------------
                              (unaudited)            2005              2004              2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD            $28.60             $25.81            $23.00            $20.80            $25.78            $35.59
.....................................................................................................................................
Net investment
  income (loss)                    0.26@              0.51@             0.30@             0.18@             0.13@             0.32@
.....................................................................................................................................
Net realized and
  unrealized gains
  (losses) from
  investment activities            1.26               2.79              2.72              2.10             (4.94)            (6.45)
.....................................................................................................................................
Net increase (decrease)
  from operations                  1.52               3.30              3.02              2.28             (4.81)            (6.13)
.....................................................................................................................................
Dividends from net
  investment income               (0.60)             (0.51)            (0.21)            (0.08)            (0.03)            (0.77)
.....................................................................................................................................
Distributions from net
  realized gains from
  investment activities              --                 --                --                --             (0.14)            (2.91)
.....................................................................................................................................
Total dividends and
  distributions                   (0.60)             (0.51)            (0.21)            (0.08)            (0.17)            (3.68)
.....................................................................................................................................
NET ASSET VALUE,
  END OF PERIOD                  $29.52             $28.60            $25.81            $23.00            $20.80            $25.78
.....................................................................................................................................
TOTAL INVESTMENT RETURN(1)         5.35%             12.85%            13.19%            10.99%           (18.79)%          (18.89)%
.....................................................................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)        $513,506           $525,711          $552,195          $649,582          $690,546          $958,783
.....................................................................................................................................
Expenses to average
  net assets, net of
  fee waivers by advisor(2)        0.91%*             0.90%             0.93%             0.98%             0.89%             0.84%
.....................................................................................................................................
Expenses to average net
  assets, before fee
  waivers by advisor(2)            0.94%*             0.93%             0.95%             0.98%             0.89%             0.85%
.....................................................................................................................................
Net investment income
  (loss) to average net
  assets, net of fee
  waivers by advisor(2)            1.81%*             1.87%             1.18%             0.84%             0.54%             1.08%
.....................................................................................................................................
Net investment income (loss)
  to average net assets,
  before fee waivers
  by advisor2                      1.78%*             1.84%             1.16%             0.84%             0.54%             1.07%
.....................................................................................................................................
Portfolio turnover                   42%                67%              128%                2%                5%               38%
.....................................................................................................................................


*    Annualized.

@    Calculated using the average month-end shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be

--------------------------------------------------------------------------------
44

                                                  Class B
----------------------------------------------------------------------------------------------------------
       For the Six
      Months Ended
      February 28,                                  For the Years Ended August 31,
          2006              -----------------------------------------------------------------------------
       (unaudited)             2005             2004             2003            2002               2001
---------------------------------------------------------------------------------------------------------
          $27.81             $25.04            $22.29           $20.23           $25.24            $34.92
..........................................................................................................

            0.13@              0.28@             0.09@            0.02@            (0.05)@           0.11@
..........................................................................................................



            1.23               2.70              2.66             2.04            (4.82)            (6.36)
..........................................................................................................

            1.36               2.98              2.75             2.06            (4.87)            (6.25)
..........................................................................................................

           (0.23)             (0.21)               --               --               --             (0.52)
..........................................................................................................


              --                 --                --               --            (0.14)            (2.91)
..........................................................................................................

           (0.23)             (0.21)               --               --            (0.14)            (3.43)

          $28.94             $27.81            $25.04           $22.29           $20.23            $25.24
..........................................................................................................
            4.90%             11.95%            12.34%           10.18%          (19.41)%          (19.54)
..........................................................................................................


        $104,943           $148,208          $277,891         $461,273         $606,133          $935,056
..........................................................................................................


            1.74%*             1.70%             1.70%            1.74%            1.65%             1.60%
..........................................................................................................


            1.77%*             1.73%             1.72%            1.74%            1.65%             1.61%
..........................................................................................................


            0.95%*             1.08%             0.36%            0.08%           (0.22)%            0.38%
..........................................................................................................



            0.92%*             1.05%             0.34%            0.08%           (0.22)%            0.37%
..........................................................................................................
              42%                67%              128%               2%               5%               38%
..........................................................................................................


     lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) During the years ended August 31, 2003 and August 31, 2002, UBS Global AM did not waive any advisory and administration fees.

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                             Class C
                              ------------------------------------------------------------------------------------------------------
                               For the Six
                              Months Ended
                              February 28,                                    For the Years Ended August 31,
                                  2006               -------------------------------------------------------------------------------
                               (unaudited)            2005              2004              2003             2002              2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD             $27.95             $25.21            $22.46            $20.38           $25.42            $35.14
.....................................................................................................................................
Net investment
  income (loss)                     0.15@              0.30@             0.10@             0.02@           (0.05)@            0.11@
.....................................................................................................................................
Net realized and unrealized
  gains (losses) from
  investment activities             1.23               2.72              2.67              2.06            (4.85)            (6.40)
.....................................................................................................................................
Net increase (decrease) from
  operations                        1.38               3.02              2.77              2.08            (4.90)            (6.29)
.....................................................................................................................................
Dividends from net
  investment income                (0.36)             (0.28)            (0.02)               --               --             (0.52)
.....................................................................................................................................
Distributions from net
  realized gains from
  investment activities               --                 --                --                --            (0.14)            (2.91)
.....................................................................................................................................
Total dividends and
  distributions                    (0.36)             (0.28)            (0.02)               --            (0.14)            (3.43)
.....................................................................................................................................
NET ASSET VALUE,
  END OF PERIOD                   $28.97             $27.95            $25.21            $22.46           $20.38            $25.42
.....................................................................................................................................
TOTAL INVESTMENT RETURN(1)          4.94%             12.02%            12.35%            10.21%          (19.39)%          (19.53)%
.....................................................................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)         $250,568           $271,996          $333,765          $458,117         $538,109          $790,704
.....................................................................................................................................
Expenses to average net
  assets, net of fee
  waivers by advisor(2)             1.66%*             1.65%             1.67%             1.72%            1.63%             1.60%
.....................................................................................................................................
Expenses to average net
  assets, before fee
  waivers by advisor(2)             1.69%*             1.68%             1.69%             1.72%            1.63%             1.61%
.....................................................................................................................................
Net investment income
  (loss) to average net
  assets, net of fee
  waivers by advisor(2)             1.06%*             1.12%             0.42%             0.10%           (0.20)%            0.38%
.....................................................................................................................................
Net investment income (loss)
  to average net assets,
  before fee waivers by
  advisor(2)                        1.03%*             1.09%             0.40%             0.10%           (0.20)%            0.37%
.....................................................................................................................................
Portfolio turnover                    42%                67%              128%                2%               5%               38%
.....................................................................................................................................


*    Annualized.

@    Calculated using the average month-end shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has

--------------------------------------------------------------------------------
46

                                              Class Y
-----------------------------------------------------------------------------------------------------
   For the Six
  Months Ended
   February 28,                               For the Years Ended August 31,
     2006             -------------------------------------------------------------------------------
  (unaudited)           2005              2004             2003              2002               2001
-----------------------------------------------------------------------------------------------------
    $29.02             $26.19            $23.33            $21.07            $26.05            $35.92
......................................................................................................

      0.32@              0.61@             0.39@             0.25@             0.21@             0.41@
......................................................................................................


      1.27               2.83              2.76              2.13             (5.00)            (6.50)
......................................................................................................

      1.59               3.44              3.15              2.38             (4.79)            (6.09)
......................................................................................................

     (0.70)             (0.61)            (0.29)            (0.12)            (0.05)            (0.87)
......................................................................................................

        --                 --                --                --             (0.14)            (2.91)
......................................................................................................
     (0.70)             (0.61)            (0.29)            (0.12)            (0.19)            (3.78)
......................................................................................................
    $29.91             $29.02            $26.19            $23.33            $21.07            $26.05
......................................................................................................
      5.53%             13.22%            13.58%            11.39%           (18.54)%          (18.63)
......................................................................................................


  $122,739           $122,743          $123,727          $137,401          $149,653          $211,520
......................................................................................................


      0.55%*             0.55%             0.58%             0.63%             0.58%             0.56%
......................................................................................................


      0.58%*             0.58%             0.60%             0.63%             0.58%             0.57%
......................................................................................................


      2.17%*             2.21%             1.53%             1.19%             0.85%             1.36%
......................................................................................................


      2.14%*             2.18%             1.51%             1.19%             0.85%             1.35%
......................................................................................................
        42%                67%              128%                2%                5%               38%
......................................................................................................


     not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) During the years ended August 31, 2003 and August 31, 2002, UBS Global AM did not waive any advisory and administration fees.

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

General Information (unaudited)


PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

SHAREHOLDER MEETING INFORMATION

A special meeting of shareholders of UBS Investment Trust (the "Trust") was held on December 21, 2005. UBS U.S. Allocation Fund (the "Fund") is the sole portfolio comprising the Trust.

At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard H. Garil, Heather Richardson Higgins and William D. White were elected to serve as trustees for an indefinite term until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

TO VOTE FOR OR WITHHOLD IN             SHARES             SHARES WITHHOLD
THE ELECTION OF:                      VOTED FOR              AUTHORITY
--------------------------------------------------------------------------------
Richard Q. Armstrong                32,504,948.712          727,861.308
--------------------------------------------------------------------------------
David J. Beaubien                   32,516,518.656          716,291.364
--------------------------------------------------------------------------------
Alan S. Bernikow                    32,546,989.715          685,820.305
--------------------------------------------------------------------------------
Richard R. Burt                     32,573,710.707          659,099.313
--------------------------------------------------------------------------------
Meyer Feldberg                      32,551,704.865          681,105.155
--------------------------------------------------------------------------------
Bernard H. Garil                    32,568,793.024          664,016.996
--------------------------------------------------------------------------------
Heather Richardson Higgins          32,548,780.380          684,029.640
--------------------------------------------------------------------------------
William D. White                    32,505,609.842          727,200.178
--------------------------------------------------------------------------------

To the best of the Trust's knowledge, there were no "broker non-votes." (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Mr. White retired from the board at the end of January 2006.
--------------------------------------------------------------------------------
48

UBS U.S. Allocation Fund

Board Approval of Investment Advisory and
Administration Agreement (unaudited)

BACKGROUND

At a meeting of the board of UBS Investment Trust (the "Trust") on February 8, 2006, the members of the board, including the board members who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, considered and approved the transfer of the current investment Advisory and Administration Agreement of the Trust with respect to its sole series, UBS U.S. Allocation Fund (the "Fund"), with UBS Global Asset Management (US) Inc. ("UBS Global AM") to UBS Global Asset Management (Americas) Inc. ("UBS Global Americas"), an affiliate of UBS Global AM. The board received information and materials about the proposed transfer both at its November 2005 meeting and at its February 2006 meeting. In considering the approval of the transfer of the Investment Advisory and Administration Agreement (such transfer referred to as the "New Investment Advisory and Administration Agreement"), the board reviewed a memorandum from UBS Global AM explaining the reasons for the proposed transfer, including that the transfer would result in management efficiencies and eliminate the duplication of functions that had resulted from having two registered investment advisors, UBS Global AM and UBS Global Americas, providing investment advisory services to the UBS funds. The board also reviewed material provided by UBS Global am on UBS Global Americas, including that the current portfolio managers for the fund would not change as a result of the transfer from UBS Global AM to UBS Global Americas. The board also noted management's explanation that any expenses resulting from the transfer would be borne by UBS Global AM, and not the Fund. The board also received and reviewed a draft of an opinion to be provided by Dechert LLP, counsel to the Fund, that the proposed transfer would not be considered an "assignment" of the existing investment advisory contract under the Investment Company Act of 1940, as amended, because (1) there would be no change of actual control of the investment adviser to the Fund; (2) there would be no change of management of the investment advisor to the Fund; (3) the nature, quality and extent of the investment advisory services provided by UBS Global AM under the current Investment Advisory and Administration Agreement would not change as a result of the transfer; (4) the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques currently employed by UBS Global AM portfolio managers or other investment professionals in providing services to the Fund; and (5) there would be no change to any of the material terms of the Investment Advisory and Administration Agreement as a result of the transfer. The board took note of its knowledge of UBS Global AM and its affiliates, including UBS Global Americas, and the current Investment Advisory and Administration Agreement for the Fund, including the extensive materials it had reviewed at its annual contract renewal

--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Board Approval of Investment Advisory and
Administration Agreement (unaudited)

meeting in the summer of 2005 for the Fund, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the New Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE NEW INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT

The board took note that at its last annual contract renewal meeting for the Fund, in connection with its review of the Fund's advisory and distribution agreements, it had received and considered extensive information regarding the nature, extent and quality of management services generally provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement, and a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board considered management's explanation that UBS Global Americas would provide identical services under the New Investment Advisory and Administration Agreement as were provided by UBS Global AM under the current Investment Advisory and Administration Agreement. The board's evaluation of the services to be provided by UBS Global Americas to the Fund took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of investment management and other capabilities and the quality of administrative and other services, and considered that based on the materials presented to them these services would remain the same. The board also considered, based on its knowledge of UBS Global AM and UBS Global Americas, the financial resources available to UBS Global Americas and its parent organization, UBS AG, one of the leading financial services companies in the world.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the New Investment Advisory and Administration Agreement.

MANAGEMENT FEES

The board noted that the current contractual management fee for the Fund under the current Investment Advisory and Administration Agreement was not proposed to be changed under the New Investment Advisory and Administration Agreement. The board also considered that at its most recent annual contract renewal meeting during the summer of 2005 it had received and reviewed infor-
--------------------------------------------------------------------------------
50

UBS U.S. Allocation Fund

Board Approval of Investment Advisory and
Administration Agreement (unaudited)

mation on the contractual management fee payable by the Fund to UBS Global AM, including information of management fees paid by comparable funds. The board recognized that the current fee arrangements would not change as a result of the transfer.

Taking all of the above into consideration, the board determined that the proposed contractual management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Fund under the New Investment Advisory and Administration Agreement.

FUND PERFORMANCE

The board took into consideration the reports on Fund performance received by the board at each meeting and the more extensive review and discussion of Fund performance at its most recent annual contract renewal meeting. The board also noted that the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques of the Fund and that no changes in the current Fund personnel overseeing Fund management were proposed or anticipated as a result of the transfer.

Based on its prior review and the more updated performance information provided, the board concluded that the Fund's investment performance was satisfactory.

ADVISER PROFITABILITY

As UBS Global Americas would be a new adviser to the Fund, profitability of UBS Global Americas in providing services to the Fund was not a primary factor considered by the board. The board did note that at its most recent annual contract renewal meeting it received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund and had determined at that time that UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund. The board also recognized that the management fee would not change as a result of the transfer and the services provided to the Fund by UBS Global Americas would be identical to those currently provided by UBS Global AM, making the profitability data received at its last contract renewal meeting still of some relevance. UBS Global AM also noted that a significant benefit of the transfer of the Investment Advisory and Administration Agreement to UBS Global Americas was to reduce a regulatory capital requirement imposed on UBS Global AM, which was expected to permit the eventual transfer of certain financial assets owned by UBS Global AM to satisfy regulatory requirements to other parts of UBS AG for other corporate purposes.
--------------------------------------------------------------------------------

UBS U.S. Allocation Fund

Board Approval of Investment Advisory and
Administration Agreement (unaudited)


ECONOMIES OF SCALE

The board noted that it had previously considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders during its most recent consideration of the annual renewal of the Investment Advisory and Administration Agreement and did not see the need to reconsider this factor again in the context of the transfer of the agreement to a sister investment advisor.

OTHER BENEFITS TO UBS GLOBAL AMERICAS

The board considered other benefits received by UBS Global Americas and its affiliates as a result of its proposed relationship with the Fund, including the potential opportunity to offer additional products and services to Fund shareholders. The board also considered the benefits to be realized when certain assets of UBS Global AM were freed from certain regulatory requirements and were available to be paid as a dividend from one part of UBS AG to another part of UBS AG for such purposes as UBS AG deemed appropriate.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global Americas' expected ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global Americas and its affiliates received or would receive were considered reasonable.

In light of all of the foregoing, the board approved the New Investment Advisory and Administration Agreement for the Fund.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the New Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the New Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM or UBS Global Americas were present.

--------------------------------------------------------------------------------
52

TRUSTEES

Richard Q. Armstrong                          Meyer Feldberg
CHAIRMAN                                      Bernard H. Garil
                                              Heather Richardson Higgins
David J. Beaubien
Alan S. Bernikow
Richard R. Burt

PRINCIPAL OFFICERS

W. Douglas Beck                               Thomas Disbrow
PRESIDENT                                     VICE PRESIDENT AND TREASURER

Mark F. Kemper                                Brian Singer
VICE PRESIDENT AND SECRETARY                  VICE PRESIDENT


INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114


PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114



THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(c) 2006 UBS Global Asset Management (Americas) Inc.
    All rights reserved.

                                                           |------------------|
[UBS LOGO]                                                 |                  |
                                                           |    Presorted     |
     UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.           |     Standard     |
     51 West 52nd Street                                   |   U.S. Postage   |
     New York, New York 10019-6114                         |       PAID       |
                                                           |   Computershare  |
                                                           |                  |
                                                           |------------------|

ITEM 2.  CODE OF ETHICS.
-----------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to the registrant.


ITEM 6.  SCHEDULE OF INVESTMENTS.
---------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
--------------------------------------------------------------------------
         MANAGEMENT INVESTMENT COMPANIES.
         --------------------------------

Not applicable to the registrant.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------

Not applicable to the registrant.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
         COMPANY AND AFFILIATED PURCHASERS.
         ----------------------------------

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:      /s/ W. Douglas Beck
         --------------------
         W. Douglas Beck
         President

Date:    May 9, 2006
         -----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ W. Douglas Beck
         --------------------
         W. Douglas Beck
         President

Date:    May 9, 2006
         -----------

By:      /s/ Thomas Disbrow
         ------------------
         Thomas Disbrow
         Vice President and Treasurer

Date:    May 9, 2006
         -----------